UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock 2010 Lifetime Blend Portfolio
  John Hancock 2015 Lifetime Blend Portfolio
  John Hancock 2020 Lifetime Blend Portfolio
  John Hancock 2025 Lifetime Blend Portfolio
  John Hancock 2030 Lifetime Blend Portfolio
  John Hancock 2035 Lifetime Blend Portfolio
  John Hancock 2040 Lifetime Blend Portfolio
  John Hancock 2045 Lifetime Blend Portfolio
  John Hancock 2050 Lifetime Blend Portfolio
  John Hancock 2055 Lifetime Blend Portfolio
  John Hancock 2060 Lifetime Blend Portfolio
  John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class 1/JAAFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$3	0.05%
Fund Statistics
Fund net assets	$95,148,630
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.8%
Equity	57.4%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	0.9%
U.S. Government	0.9%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732

478SA-1
2/25
4/25

John Hancock 2065 Lifetime Blend Portfolio
Class A/JHBLX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$21	0.41%
Fund Statistics
Fund net assets	$95,148,630
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.8%
Equity	57.4%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	0.9%
U.S. Government	0.9%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
478SA-A
2/25
4/25

John Hancock 2065 Lifetime Blend Portfolio
Class R4/JAAJX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	$8	0.15%
Fund Statistics
Fund net assets	$95,148,630
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.8%
Equity	57.4%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	0.9%
U.S. Government	0.9%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
478SA-R4
2/25
4/25

John Hancock 2065 Lifetime Blend Portfolio
Class R6/JAAKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$0	0.00%
Fund Statistics
Fund net assets	$95,148,630
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.8%
Equity	57.4%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	0.9%
U.S. Government	0.9%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
478SA-R6
2/25
4/25

John Hancock 2060 Lifetime Blend Portfolio
Class 1/JRODX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$3	0.05%
Fund Statistics
Fund net assets	$275,247,196
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.6%
Equity	57.2%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
464SA-1
2/25
4/25

John Hancock 2060 Lifetime Blend Portfolio
Class A/JHBKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$21	0.41%
Fund Statistics
Fund net assets	$275,247,196
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.6%
Equity	57.2%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
464SA-A
2/25
4/25

John Hancock 2060 Lifetime Blend Portfolio
Class R4/JHIKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$13	0.26%
Fund Statistics
Fund net assets	$275,247,196
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.6%
Equity	57.2%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
464SA-R4
2/25
4/25

John Hancock 2060 Lifetime Blend Portfolio
Class R6/JIEHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$0	0.00%
Fund Statistics
Fund net assets	$275,247,196
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.6%
Equity	57.2%
Fixed income	3.4%
Unaffiliated investment companies	38.4%
Equity	38.4%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
464SA-R6
2/25
4/25

John Hancock 2055 Lifetime Blend Portfolio
Class 1/JLKZX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$3	0.05%
Fund Statistics
Fund net assets	$470,387,175
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
450SA-1
2/25
4/25

John Hancock 2055 Lifetime Blend Portfolio
Class A/JHBJX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$21	0.41%
Fund Statistics
Fund net assets	$470,387,175
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
450SA-A
2/25
4/25

John Hancock 2055 Lifetime Blend Portfolio
Class R4/JLKWX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$13	0.26%
Fund Statistics
Fund net assets	$470,387,175
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
450SA-R4
2/25
4/25

John Hancock 2055 Lifetime Blend Portfolio
Class R6/JLKYX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$0	0.00%
Fund Statistics
Fund net assets	$470,387,175
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
450SA-R6
2/25
4/25

John Hancock 2050 Lifetime Blend Portfolio
Class 1/JRLWX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$3	0.05%
Fund Statistics
Fund net assets	$604,690,831
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
436SA-1
2/25
4/25

John Hancock 2050 Lifetime Blend Portfolio
Class A/JHBFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$21	0.41%
Fund Statistics
Fund net assets	$604,690,831
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
436SA-A
2/25
4/25

John Hancock 2050 Lifetime Blend Portfolio
Class R4/JRTYX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$13	0.26%
Fund Statistics
Fund net assets	$604,690,831
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
436SA-R4
2/25
4/25

John Hancock 2050 Lifetime Blend Portfolio
Class R6/JRLZX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$0	0.00%
Fund Statistics
Fund net assets	$604,690,831
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	57.3%
Fixed income	3.4%
Unaffiliated investment companies	38.2%
Equity	38.2%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
436SA-R6
2/25
4/25

John Hancock 2045 Lifetime Blend Portfolio
Class 1/JRLQX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$3	0.05%
Fund Statistics
Fund net assets	$721,878,173
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.9%
Equity	53.9%
Fixed income	5.0%
Unaffiliated investment companies	39.3%
Equity	36.4%
Fixed income	2.9%
U.S. Government and Agency obligations	1.8%
U.S. Government	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
435SA-1
2/25
4/25

John Hancock 2045 Lifetime Blend Portfolio
Class A/JHBEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$21	0.41%
Fund Statistics
Fund net assets	$721,878,173
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.9%
Equity	53.9%
Fixed income	5.0%
Unaffiliated investment companies	39.3%
Equity	36.4%
Fixed income	2.9%
U.S. Government and Agency obligations	1.8%
U.S. Government	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
435SA-A
2/25
4/25

John Hancock 2045 Lifetime Blend Portfolio
Class R4/JRLUX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$13	0.26%
Fund Statistics
Fund net assets	$721,878,173
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.9%
Equity	53.9%
Fixed income	5.0%
Unaffiliated investment companies	39.3%
Equity	36.4%
Fixed income	2.9%
U.S. Government and Agency obligations	1.8%
U.S. Government	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
435SA-R4
2/25
4/25

John Hancock 2045 Lifetime Blend Portfolio
Class R6/JRLVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$0	0.00%
Fund Statistics
Fund net assets	$721,878,173
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.9%
Equity	53.9%
Fixed income	5.0%
Unaffiliated investment companies	39.3%
Equity	36.4%
Fixed income	2.9%
U.S. Government and Agency obligations	1.8%
U.S. Government	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
435SA-R6
2/25
4/25

John Hancock 2040 Lifetime Blend Portfolio
Class 1/JRTTX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$3	0.05%
Fund Statistics
Fund net assets	$828,555,101
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	47.5%
Fixed income	9.5%
Unaffiliated investment companies	40.6%
Equity	34.8%
Fixed income	5.8%
U.S. Government and Agency obligations	2.4%
U.S. Government	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
434SA-1
2/25
4/25

John Hancock 2040 Lifetime Blend Portfolio
Class A/JHBAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$21	0.41%
Fund Statistics
Fund net assets	$828,555,101
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	47.5%
Fixed income	9.5%
Unaffiliated investment companies	40.6%
Equity	34.8%
Fixed income	5.8%
U.S. Government and Agency obligations	2.4%
U.S. Government	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
434SA-A
2/25
4/25

John Hancock 2040 Lifetime Blend Portfolio
Class R4/JRTVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$13	0.26%
Fund Statistics
Fund net assets	$828,555,101
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	47.5%
Fixed income	9.5%
Unaffiliated investment companies	40.6%
Equity	34.8%
Fixed income	5.8%
U.S. Government and Agency obligations	2.4%
U.S. Government	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
434SA-R4
2/25
4/25

John Hancock 2040 Lifetime Blend Portfolio
Class R6/JRTWX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$0	0.00%
Fund Statistics
Fund net assets	$828,555,101
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	47.5%
Fixed income	9.5%
Unaffiliated investment companies	40.6%
Equity	34.8%
Fixed income	5.8%
U.S. Government and Agency obligations	2.4%
U.S. Government	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
434SA-R6
2/25
4/25

John Hancock 2035 Lifetime Blend Portfolio
Class 1/JRTKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$3	0.05%
Fund Statistics
Fund net assets	$947,443,035
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	42.3%
Fixed income	14.7%
Unaffiliated investment companies	40.0%
Equity	30.6%
Fixed income	9.4%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
433SA-1
2/25
4/25

John Hancock 2035 Lifetime Blend Portfolio
Class A/JHAYX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$21	0.41%
Fund Statistics
Fund net assets	$947,443,035
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	42.3%
Fixed income	14.7%
Unaffiliated investment companies	40.0%
Equity	30.6%
Fixed income	9.4%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
433SA-A
2/25
4/25

John Hancock 2035 Lifetime Blend Portfolio
Class R4/JRTMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$13	0.25%
Fund Statistics
Fund net assets	$947,443,035
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	42.3%
Fixed income	14.7%
Unaffiliated investment companies	40.0%
Equity	30.6%
Fixed income	9.4%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
433SA-R4
2/25
4/25

John Hancock 2035 Lifetime Blend Portfolio
Class R6/JRTNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$0	0.00%
Fund Statistics
Fund net assets	$947,443,035
Total number of portfolio holdings	32
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.0%
Equity	42.3%
Fixed income	14.7%
Unaffiliated investment companies	40.0%
Equity	30.6%
Fixed income	9.4%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
433SA-R6
2/25
4/25

John Hancock 2030 Lifetime Blend Portfolio
Class 1/JRTGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$3	0.06%
Fund Statistics
Fund net assets	$939,146,055
Total number of portfolio holdings	38
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	36.8%
Fixed income	17.5%
Unaffiliated investment companies	41.0%
Equity	25.7%
Fixed income	15.3%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
432SA-1
2/25
4/25

John Hancock 2030 Lifetime Blend Portfolio
Class A/JHAVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$21	0.42%
Fund Statistics
Fund net assets	$939,146,055
Total number of portfolio holdings	38
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	36.8%
Fixed income	17.5%
Unaffiliated investment companies	41.0%
Equity	25.7%
Fixed income	15.3%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
432SA-A
2/25
4/25

John Hancock 2030 Lifetime Blend Portfolio
Class R4/JRTIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$13	0.26%
Fund Statistics
Fund net assets	$939,146,055
Total number of portfolio holdings	38
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	36.8%
Fixed income	17.5%
Unaffiliated investment companies	41.0%
Equity	25.7%
Fixed income	15.3%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
432SA-R4
2/25
4/25

John Hancock 2030 Lifetime Blend Portfolio
Class R6/JRTJX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%
Fund Statistics
Fund net assets	$939,146,055
Total number of portfolio holdings	38
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	36.8%
Fixed income	17.5%
Unaffiliated investment companies	41.0%
Equity	25.7%
Fixed income	15.3%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
432SA-R6
2/25
4/25

John Hancock 2025 Lifetime Blend Portfolio
Class 1/JRTBX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$5	0.09%
Fund Statistics
Fund net assets	$689,263,414
Total number of portfolio holdings	37
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	28.3%
Fixed income	22.5%
Unaffiliated investment companies	43.4%
Equity	22.0%
Fixed income	21.4%
U.S. Government and Agency obligations	5.8%
U.S. Government	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
431SA-1
2/25
4/25

John Hancock 2025 Lifetime Blend Portfolio
Class A/JHAUX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$23	0.45%
Fund Statistics
Fund net assets	$689,263,414
Total number of portfolio holdings	37
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	28.3%
Fixed income	22.5%
Unaffiliated investment companies	43.4%
Equity	22.0%
Fixed income	21.4%
U.S. Government and Agency obligations	5.8%
U.S. Government	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
431SA-A
2/25
4/25

John Hancock 2025 Lifetime Blend Portfolio
Class R4/JRTDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$15	0.30%
Fund Statistics
Fund net assets	$689,263,414
Total number of portfolio holdings	37
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	28.3%
Fixed income	22.5%
Unaffiliated investment companies	43.4%
Equity	22.0%
Fixed income	21.4%
U.S. Government and Agency obligations	5.8%
U.S. Government	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
431SA-R4
2/25
4/25

John Hancock 2025 Lifetime Blend Portfolio
Class R6/JRTFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$3	0.05%
Fund Statistics
Fund net assets	$689,263,414
Total number of portfolio holdings	37
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	28.3%
Fixed income	22.5%
Unaffiliated investment companies	43.4%
Equity	22.0%
Fixed income	21.4%
U.S. Government and Agency obligations	5.8%
U.S. Government	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
431SA-R6
2/25
4/25

John Hancock 2020 Lifetime Blend Portfolio
Class 1/JRLOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$6	0.12%
Fund Statistics
Fund net assets	$306,117,082
Total number of portfolio holdings	37
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.3%
Fixed income	24.0%
Equity	22.3%
Unaffiliated investment companies	46.8%
Fixed income	25.1%
Equity	21.7%
U.S. Government and Agency obligations	6.9%
U.S. Government	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
430SA-1
2/25
4/25

John Hancock 2020 Lifetime Blend Portfolio
Class A/JHAPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$25	0.49%
Fund Statistics
Fund net assets	$306,117,082
Total number of portfolio holdings	37
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.3%
Fixed income	24.0%
Equity	22.3%
Unaffiliated investment companies	46.8%
Fixed income	25.1%
Equity	21.7%
U.S. Government and Agency obligations	6.9%
U.S. Government	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
430SA-A
2/25
4/25

John Hancock 2020 Lifetime Blend Portfolio
Class R4/JRLPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$17	0.33%
Fund Statistics
Fund net assets	$306,117,082
Total number of portfolio holdings	37
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.3%
Fixed income	24.0%
Equity	22.3%
Unaffiliated investment companies	46.8%
Fixed income	25.1%
Equity	21.7%
U.S. Government and Agency obligations	6.9%
U.S. Government	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
430SA-R4
2/25
4/25

John Hancock 2020 Lifetime Blend Portfolio
Class R6/JRTAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$4	0.08%
Fund Statistics
Fund net assets	$306,117,082
Total number of portfolio holdings	37
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.3%
Fixed income	24.0%
Equity	22.3%
Unaffiliated investment companies	46.8%
Fixed income	25.1%
Equity	21.7%
U.S. Government and Agency obligations	6.9%
U.S. Government	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
430SA-R6
2/25
4/25

John Hancock 2015 Lifetime Blend Portfolio
Class 1/JRLIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$7	0.14%
Fund Statistics
Fund net assets	$95,248,295
Total number of portfolio holdings	34
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.9%
Fixed income	26.1%
Equity	17.8%
Unaffiliated investment companies	48.4%
Fixed income	29.2%
Equity	19.2%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
429SA-1
2/25
4/25

John Hancock 2015 Lifetime Blend Portfolio
Class A/JHAOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$25	0.50%
Fund Statistics
Fund net assets	$95,248,295
Total number of portfolio holdings	34
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.9%
Fixed income	26.1%
Equity	17.8%
Unaffiliated investment companies	48.4%
Fixed income	29.2%
Equity	19.2%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
429SA-A
2/25
4/25

John Hancock 2015 Lifetime Blend Portfolio
Class R4/JRLKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$17	0.34%
Fund Statistics
Fund net assets	$95,248,295
Total number of portfolio holdings	34
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.9%
Fixed income	26.1%
Equity	17.8%
Unaffiliated investment companies	48.4%
Fixed income	29.2%
Equity	19.2%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
429SA-R4
2/25
4/25

John Hancock 2015 Lifetime Blend Portfolio
Class R6/JRLLX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$5	0.10%
Fund Statistics
Fund net assets	$95,248,295
Total number of portfolio holdings	34
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.9%
Fixed income	26.1%
Equity	17.8%
Unaffiliated investment companies	48.4%
Fixed income	29.2%
Equity	19.2%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
429SA-R6
2/25
4/25

John Hancock 2010 Lifetime Blend Portfolio
Class 1/JRLDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$8	0.15%
Fund Statistics
Fund net assets	$72,177,544
Total number of portfolio holdings	34
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	40.9%
Fixed income	27.1%
Equity	13.8%
Unaffiliated investment companies	50.3%
Fixed income	33.0%
Equity	17.3%
U.S. Government and Agency obligations	8.8%
U.S. Government	8.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
428SA-1
2/25
4/25

John Hancock 2010 Lifetime Blend Portfolio
Class A/JHANX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$26	0.51%
Fund Statistics
Fund net assets	$72,177,544
Total number of portfolio holdings	34
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	40.9%
Fixed income	27.1%
Equity	13.8%
Unaffiliated investment companies	50.3%
Fixed income	33.0%
Equity	17.3%
U.S. Government and Agency obligations	8.8%
U.S. Government	8.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
428SA-A
2/25
4/25

John Hancock 2010 Lifetime Blend Portfolio
Class R4/JRLFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$13	0.25%
Fund Statistics
Fund net assets	$72,177,544
Total number of portfolio holdings	34
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	40.9%
Fixed income	27.1%
Equity	13.8%
Unaffiliated investment companies	50.3%
Fixed income	33.0%
Equity	17.3%
U.S. Government and Agency obligations	8.8%
U.S. Government	8.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732
428SA-R4
2/25
4/25

John Hancock 2010 Lifetime Blend Portfolio
Class R6/JRLHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$6	0.11%
Fund Statistics
Fund net assets	$72,177,544
Total number of portfolio holdings	34
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	40.9%
Fixed income	27.1%
Equity	13.8%
Unaffiliated investment companies	50.3%
Fixed income	33.0%
Equity	17.3%
U.S. Government and Agency obligations	8.8%
U.S. Government	8.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278732

428SA-R6
2/25
4/25
|
John Hancock 2065 Lifetime Blend Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock 2010 Lifetime Blend Portfolio

  John Hancock 2015 Lifetime Blend Portfolio

  John Hancock 2020 Lifetime Blend Portfolio

  John Hancock 2025 Lifetime Blend Portfolio

  John Hancock 2030 Lifetime Blend Portfolio

  John Hancock 2035 Lifetime Blend Portfolio

  John Hancock 2040 Lifetime Blend Portfolio

  John Hancock 2045 Lifetime Blend Portfolio

  John Hancock 2050 Lifetime Blend Portfolio

  John Hancock 2055 Lifetime Blend Portfolio

  John Hancock 2060 Lifetime Blend Portfolio

  John Hancock 2065 Lifetime Blend Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Lifetime Blend Portfolios
Target date
February 28, 2025

John Hancock
Lifetime Blend Portfolios

2	Portfolios’ investments
11	Financial statements
21	Financial highlights
33	Notes to financial statements
1	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.8%
Equity - 57.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,090,332	$21,384,096
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,697,837	33,237,353
Fixed income - 3.4%
Bond, Class NAV, JHSB (MIM US) (B)	165,585	2,255,266
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	71,106	561,736
High Yield, Class NAV, JHBT (MIM US) (B)	138,926	426,503

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $51,917,281)		$57,864,954
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Equity - 38.4%
Fidelity Mid Cap Index Fund	335,597	11,477,431
Fidelity Small Cap Index Fund	151,047	4,061,656
Financial Select Sector SPDR Fund	6,693	349,241
Vanguard FTSE All World ex-US Small-Cap ETF	4,947	570,142
Vanguard FTSE Developed Markets ETF	51,034	2,606,306
Vanguard FTSE Emerging Markets ETF	67,876	3,036,093
Vanguard Health Care ETF	1,414	384,396
Vanguard Information Technology ETF	446	266,922
Vanguard S&P 500 ETF	25,121	13,724,356

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,158,316)		$36,476,543
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	240	728
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	34

TOTAL COMMON STOCKS (Cost $302)		$762
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$723,000	202,431
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	767,600	223,686
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	457,600	145,869
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	973,200	292,690

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $907,685)		$864,676
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	302	3,018
2065 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,847)	$3,018
Total investments (Cost $84,986,431) - 100.1%	$95,209,953
Other assets and liabilities, net - (0.1%)	(61,323)
TOTAL NET ASSETS - 100.0%	$95,148,630
2060 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.6%
Equity - 57.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,043,417	$61,824,158
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,765,842	95,675,172
Fixed income - 3.4%
Bond, Class NAV, JHSB (MIM US) (B)	469,578	6,395,658
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	201,647	1,593,014
High Yield, Class NAV, JHBT (MIM US) (B)	393,978	1,209,511

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $144,107,867)		$166,697,513
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Equity - 38.4%
Fidelity Mid Cap Index Fund	982,279	33,593,925
Fidelity Small Cap Index Fund	441,736	11,878,284
Financial Select Sector SPDR Fund	18,844	983,280
Vanguard FTSE All World ex-US Small-Cap ETF	14,430	1,663,058
Vanguard FTSE Developed Markets ETF	148,130	7,564,999
Vanguard FTSE Emerging Markets ETF	196,547	8,791,547
Vanguard Health Care ETF	3,913	1,063,749
Vanguard Information Technology ETF	1,288	770,842
Vanguard S&P 500 ETF	72,153	39,419,348

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $85,948,544)		$105,729,032
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
Health care - 0.0%
NMC Health PLC (C)(D)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,860	5,651
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	260

TOTAL COMMON STOCKS (Cost $2,348)		$5,911
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	2

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$2,382,400	$667,041
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	2,547,800	742,454
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	1,343,200	428,171
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	3,231,400	971,843

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,017,401)		$2,809,509
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	196	1,958

TOTAL SHORT-TERM INVESTMENTS (Cost $1,796)		$1,958
Total investments (Cost $233,077,956) - 100.0%		$275,243,923
Other assets and liabilities, net - 0.0%		3,273
TOTAL NET ASSETS - 100.0%		$275,247,196
2055 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 57.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,404,945	$106,442,584
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,231,911	163,017,148
Fixed income - 3.4%
Bond, Class NAV, JHSB (MIM US) (B)	828,662	11,286,383
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	354,469	2,800,306
High Yield, Class NAV, JHBT (MIM US) (B)	687,465	2,110,517

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $246,213,354)		$285,656,938
UNAFFILIATED INVESTMENT COMPANIES - 38.2%
Equity - 38.2%
Fidelity Mid Cap Index Fund	1,658,786	56,730,470
Fidelity Small Cap Index Fund	745,965	20,059,003
Financial Select Sector SPDR Fund	32,238	1,682,179
Vanguard FTSE All World ex-US Small-Cap ETF	24,708	2,847,597
Vanguard FTSE Developed Markets ETF	254,465	12,995,528
Vanguard FTSE Emerging Markets ETF	336,268	15,041,268
Vanguard Health Care ETF	6,792	1,846,405
Vanguard Information Technology ETF	2,215	1,325,633
Vanguard S&P 500 ETF	123,001	67,199,136

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,833,184)		$179,727,219
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
ICA Gruppen AB (C)(D)	209	0
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(D)	153	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	3,894	11,831
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	545

TOTAL COMMON STOCKS (Cost $4,914)		$12,376
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$4,196,700	1,175,022
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	4,503,700	1,312,422
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,296,900	732,181
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	5,713,600	1,718,364

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,324,024)		$4,937,989
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	160	1,603

TOTAL SHORT-TERM INVESTMENTS (Cost $1,602)		$1,603
Total investments (Cost $395,377,078) - 100.0%		$470,336,125
Other assets and liabilities, net - 0.0%		51,050
TOTAL NET ASSETS - 100.0%		$470,387,175
2050 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 57.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,334,771	$136,414,706
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,045,449	209,999,926
Fixed income - 3.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,068,564	14,553,843
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	455,337	3,597,161
High Yield, Class NAV, JHBT (MIM US) (B)	884,822	2,716,404

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $315,896,086)		$367,282,040
UNAFFILIATED INVESTMENT COMPANIES - 38.2%
Equity - 38.2%
Fidelity Mid Cap Index Fund	2,128,791	72,804,664
Fidelity Small Cap Index Fund	957,337	25,742,799
Financial Select Sector SPDR Fund	41,206	2,150,129
Vanguard FTSE All World ex-US Small-Cap ETF	31,958	3,683,160
Vanguard FTSE Developed Markets ETF	325,676	16,632,273
Vanguard FTSE Emerging Markets ETF	430,738	19,266,911
3	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Health Care ETF	8,785	$2,388,202
Vanguard Information Technology ETF	2,833	1,695,494
Vanguard S&P 500 ETF	158,321	86,495,512

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,655,009)		$230,859,144
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (C)(D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	5,335	16,206
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	747

TOTAL COMMON STOCKS (Cost $6,739)		$16,953
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$5,417,800	1,516,915
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	5,795,700	1,688,923
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,943,600	938,329
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	7,348,300	2,210,000

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,855,063)		$6,354,167
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	377	3,767

TOTAL SHORT-TERM INVESTMENTS (Cost $3,765)		$3,767
Total investments (Cost $506,416,662) - 100.0%		$604,516,071
Other assets and liabilities, net - 0.0%		174,760
TOTAL NET ASSETS - 100.0%		$604,690,831
2045 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.9%
Equity - 53.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,898,599	$152,412,666
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,170,142	236,176,149
Fixed income - 5.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,561,678	21,270,057
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,080,116	8,532,917
2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	2,098,863	$6,443,511

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $366,532,162)		$424,835,300
UNAFFILIATED INVESTMENT COMPANIES - 39.3%
Equity - 36.4%
Fidelity Mid Cap Index Fund	2,272,964	77,735,371
Fidelity Small Cap Index Fund	1,038,781	27,932,823
Financial Select Sector SPDR Fund	49,389	2,577,118
iShares Global Infrastructure ETF	14,574	779,272
iShares MSCI Global Min Vol Factor ETF	32,119	3,694,649
Vanguard Dividend Appreciation ETF	17,894	3,634,808
Vanguard Energy ETF	23,633	2,991,938
Vanguard FTSE All World ex-US Small-Cap ETF	38,942	4,488,066
Vanguard FTSE Developed Markets ETF	439,951	22,468,298
Vanguard FTSE Emerging Markets ETF	404,834	18,108,225
Vanguard Global ex-U.S. Real Estate ETF	19,415	782,813
Vanguard Health Care ETF	10,397	2,826,424
Vanguard Information Technology ETF	3,479	2,082,112
Vanguard Materials ETF	7,897	1,551,997
Vanguard Real Estate ETF	25,826	2,425,061
Vanguard S&P 500 ETF	162,122	88,572,112
Fixed income - 2.9%
Vanguard Total Bond Market ETF	288,671	21,263,506

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $230,249,446)		$283,914,593
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (C)(D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,811	20,690
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	954

TOTAL COMMON STOCKS (Cost $8,601)		$21,644
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$10,875,100	3,044,889
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	11,871,400	3,459,441
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	6,191,400	1,973,627
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	15,075,700	4,534,014

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,676,029)		$13,011,971
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	4

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	209	$2,087

TOTAL SHORT-TERM INVESTMENTS (Cost $2,086)		$2,087
Total investments (Cost $611,468,324) - 100.0%		$721,785,595
Other assets and liabilities, net - 0.0%		92,578
TOTAL NET ASSETS - 100.0%		$721,878,173
2040 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.0%
Equity - 47.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,305,232	$156,572,528
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,249,629	237,155,431
Fixed income - 9.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,567,699	48,592,056
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,137,006	16,882,345
High Yield, Class NAV, JHBT (MIM US) (B)	4,144,552	12,723,776

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $412,628,823)		$471,926,136
UNAFFILIATED INVESTMENT COMPANIES - 40.6%
Equity - 34.8%
Fidelity Mid Cap Index Fund	2,209,678	75,570,975
Fidelity Small Cap Index Fund	997,871	26,832,748
Financial Select Sector SPDR Fund	57,706	3,011,099
iShares Global Infrastructure ETF	34,477	1,843,485
iShares MSCI Global Min Vol Factor ETF	95,898	11,031,147
Vanguard Dividend Appreciation ETF	35,618	7,235,084
Vanguard Energy ETF (H)	55,297	7,000,600
Vanguard FTSE All World ex-US Small-Cap ETF	43,950	5,065,238
Vanguard FTSE Developed Markets ETF	572,513	29,238,239
Vanguard FTSE Emerging Markets ETF	337,087	15,077,902
Vanguard Global ex-U.S. Real Estate ETF	46,090	1,858,349
Vanguard Health Care ETF	12,436	3,380,727
Vanguard Information Technology ETF	4,065	2,432,821
Vanguard Materials ETF (H)	18,902	3,714,810
Vanguard Real Estate ETF	61,119	5,739,074
Vanguard S&P 500 ETF	163,137	89,126,637
Fixed income - 5.8%
Vanguard Total Bond Market ETF	659,747	48,596,964

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $278,214,012)		$336,755,899
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	353	$0
Health care - 0.0%
NMC Health PLC (C)(D)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,565	19,942
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	919

TOTAL COMMON STOCKS (Cost $8,287)		$20,861
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$16,316,200	4,568,327
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	17,842,400	5,199,448
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	9,183,600	2,927,449
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	22,659,600	6,814,870

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,441,662)		$19,510,094
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.3522% (F)(I)	455,402	4,555,700

TOTAL SHORT-TERM INVESTMENTS (Cost $4,555,324)		$4,555,700
Total investments (Cost $717,848,108) - 100.5%		$832,768,690
Other assets and liabilities, net - (0.5%)		(4,213,589)
TOTAL NET ASSETS - 100.0%		$828,555,101
2035 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.0%
Equity - 42.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,283,201	$156,347,143
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,839,198	244,418,915
Fixed income - 14.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,510,481	88,672,749
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,645,257	28,797,532
High Yield, Class NAV, JHBT (MIM US) (B)	7,069,686	21,703,937

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $477,869,900)		$539,940,276
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Equity - 30.6%
Fidelity Mid Cap Index Fund	2,067,503	70,708,601
Fidelity Small Cap Index Fund	937,446	25,207,916
Financial Select Sector SPDR Fund	57,568	3,003,898
iShares Global Infrastructure ETF	59,176	3,164,141
5	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
iShares MSCI Global Min Vol Factor ETF	171,315	$19,706,364
Vanguard Dividend Appreciation ETF	63,529	12,904,646
Vanguard Energy ETF (H)	95,171	12,048,649
Vanguard FTSE All World ex-US Small-Cap ETF	44,600	5,140,150
Vanguard FTSE Developed Markets ETF	645,943	32,988,309
Vanguard FTSE Emerging Markets ETF (H)	241,215	10,789,547
Vanguard Global ex-U.S. Real Estate ETF	79,050	3,187,296
Vanguard Health Care ETF	12,131	3,297,812
Vanguard Information Technology ETF	4,112	2,460,950
Vanguard Materials ETF (H)	32,190	6,326,301
Vanguard Real Estate ETF	104,890	9,849,170
Vanguard S&P 500 ETF	127,515	69,665,270
Fixed income - 9.4%
Vanguard Total Bond Market ETF	1,203,939	88,682,146

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $320,834,550)		$379,131,166
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
ICA Gruppen AB (C)(D)	377	0
Health care - 0.0%
NMC Health PLC (C)(D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	7,026	21,344
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	983

TOTAL COMMON STOCKS (Cost $8,869)		$22,327
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$23,734,100	6,645,244
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	25,635,300	7,470,375
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	12,925,000	4,120,092
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	32,555,900	9,791,180

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,311,164)		$28,026,891
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 4.3522% (F)(I)	1,050,218	10,506,063

TOTAL SHORT-TERM INVESTMENTS (Cost $10,504,759)		$10,506,063
Total investments (Cost $841,529,242) - 101.1%		$957,626,723
Other assets and liabilities, net - (1.1%)		(10,183,688)
TOTAL NET ASSETS - 100.0%		$947,443,035
2030 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.3%
Equity - 36.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,653,251	$129,442,757
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,556,534	216,296,494
Fixed income - 17.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,160,409	97,524,766
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,987,376	39,400,270
High Yield, Class NAV, JHBT (MIM US) (B)	8,675,711	26,634,434

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $454,684,044)		$509,298,721
UNAFFILIATED INVESTMENT COMPANIES - 41.0%
Equity - 25.7%
Fidelity Mid Cap Index Fund	1,635,379	55,929,949
Fidelity Small Cap Index Fund	720,884	19,384,580
Financial Select Sector SPDR Fund	52,519	2,740,441
iShares Global Infrastructure ETF	78,195	4,181,087
iShares MSCI Global Min Vol Factor ETF	230,224	26,482,667
Vanguard Dividend Appreciation ETF	85,461	17,359,693
Vanguard Energy ETF	125,641	15,906,151
Vanguard FTSE All World ex-US Small-Cap ETF	40,309	4,645,612
Vanguard FTSE Developed Markets ETF	514,949	26,298,445
Vanguard FTSE Emerging Markets ETF	122,394	5,474,684
Vanguard Global ex-U.S. Real Estate ETF	104,201	4,201,384
Vanguard Health Care ETF	11,118	3,022,428
Vanguard Information Technology ETF	3,760	2,250,285
Vanguard Materials ETF	42,643	8,380,629
Vanguard Real Estate ETF	138,111	12,968,623
Vanguard S&P 500 ETF	59,877	32,712,601
Fixed income - 15.3%
Invesco Senior Loan ETF	518,383	10,865,308
Vanguard Short-Term Corporate Bond ETF	442,425	34,898,484
Vanguard Total Bond Market ETF	1,325,246	97,617,622

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $339,346,838)		$385,320,673
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
ICA Gruppen AB (C)(D)	338	0
Health care - 0.0%
NMC Health PLC (C)(D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,295	19,121
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	881

TOTAL COMMON STOCKS (Cost $7,947)		$20,002
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	6

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,887,099	$1,868,118
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,634,909	3,552,117
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,531,739	4,516,238
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,481,569	6,655,113
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	23,502,000	6,580,259
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	25,165,800	7,333,558
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	12,378,600	3,945,916
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	31,961,000	9,612,264

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $48,168,619)		$44,063,583
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	132	1,317

TOTAL SHORT-TERM INVESTMENTS (Cost $1,315)		$1,317
Total investments (Cost $842,208,763) - 100.0%		$938,704,296
Other assets and liabilities, net - 0.0%		441,759
TOTAL NET ASSETS - 100.0%		$939,146,055
2025 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.8%
Equity - 28.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,056,257	$72,185,510
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,975,966	122,903,904
Fixed income - 22.5%
Bond, Class NAV, JHSB (MIM US) (B)	6,979,755	95,064,260
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,551,749	35,958,815
High Yield, Class NAV, JHBT (MIM US) (B)	7,917,923	24,308,024

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $317,974,634)		$350,420,513
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Equity - 22.0%
Fidelity Mid Cap Index Fund	898,149	30,716,690
Fidelity Small Cap Index Fund	397,057	10,676,857
Financial Select Sector SPDR Fund	33,218	1,733,315
iShares Global Infrastructure ETF	73,310	3,919,886
iShares MSCI Global Min Vol Factor ETF	211,843	24,368,300
Vanguard Dividend Appreciation ETF	80,419	16,335,511
Vanguard Energy ETF	117,102	14,825,113
Vanguard FTSE All World ex-US Small-Cap ETF	23,122	2,664,811
Vanguard FTSE Developed Markets ETF	317,180	16,198,383
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	95,477	$3,849,633
Vanguard Health Care ETF	6,997	1,902,134
Vanguard Information Technology ETF	2,375	1,421,390
Vanguard Materials ETF	39,780	7,817,963
Vanguard Real Estate ETF	126,053	11,836,377
Vanguard S&P 500 ETF	6,434	3,515,087
Fixed income - 21.4%
Invesco Senior Loan ETF	642,975	13,476,756
Vanguard Short-Term Corporate Bond ETF	491,322	38,755,479
Vanguard Total Bond Market ETF	1,290,512	95,059,114

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $270,638,795)		$299,072,799
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (C)(D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,242	12,887
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	594

TOTAL COMMON STOCKS (Cost $5,355)		$13,481
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,621,913	2,595,542
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,087,017	4,971,151
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,341,910	6,320,217
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,006,834	9,247,991
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	14,231,900	3,984,750
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	15,127,700	4,408,359
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	7,120,600	2,269,828
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	19,212,200	5,778,065

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,809,618)		$39,575,903
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	330	3,299

TOTAL SHORT-TERM INVESTMENTS (Cost $3,297)		$3,299
Total investments (Cost $630,431,699) - 100.0%		$689,085,995
Other assets and liabilities, net - 0.0%		177,419
TOTAL NET ASSETS - 100.0%		$689,263,414
7	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2020 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.3%
Equity - 22.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,050,473	$20,976,339
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,836,839	47,269,858
Fixed income - 24.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,325,998	45,300,088
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,129,281	16,821,322
High Yield, Class NAV, JHBT (MIM US) (B)	3,718,009	11,414,288

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $129,955,892)		$141,781,895
UNAFFILIATED INVESTMENT COMPANIES - 46.8%
Equity - 21.7%
Fidelity Mid Cap Index Fund	294,627	10,076,252
Fidelity Small Cap Index Fund	128,735	3,461,695
Financial Select Sector SPDR Fund	14,028	731,981
iShares Global Infrastructure ETF	32,098	1,716,280
iShares MSCI Global Min Vol Factor ETF	96,234	11,069,797
Vanguard Dividend Appreciation ETF	36,222	7,357,775
Vanguard Energy ETF	51,976	6,580,162
Vanguard FTSE All World ex-US Small-Cap ETF	7,589	874,632
Vanguard FTSE Developed Markets ETF	216,639	11,063,754
Vanguard Global ex-U.S. Real Estate ETF	42,105	1,697,674
Vanguard Health Care ETF	2,917	792,986
Vanguard Information Technology ETF	1,005	601,472
Vanguard Materials ETF	17,490	3,437,310
Vanguard Real Estate ETF	55,580	5,218,962
Vanguard S&P 500 ETF	2,925	1,598,015
Fixed income - 25.1%
Invesco Senior Loan ETF	401,798	8,421,686
Vanguard Short-Term Corporate Bond ETF	292,891	23,103,242
Vanguard Total Bond Market ETF	615,286	45,321,967

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $131,787,461)		$143,125,642
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (C)(D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,309	3,975
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	183

TOTAL COMMON STOCKS (Cost $1,655)		$4,158
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,734,022	$1,716,582
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,458,970	3,380,186
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,312,570	4,297,819
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,956,395	6,115,877
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	5,016,800	1,404,640
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	5,124,700	1,493,387
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,302,200	733,870
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	6,508,000	1,957,280

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,638,634)		$21,099,641
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	1,536	15,368

TOTAL SHORT-TERM INVESTMENTS (Cost $15,366)		$15,368
Total investments (Cost $283,399,008) - 100.0%		$306,026,704
Other assets and liabilities, net - 0.0%		90,378
TOTAL NET ASSETS - 100.0%		$306,117,082
2015 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.9%
Equity - 17.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	489,131	$5,003,808
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	969,323	11,942,053
Fixed income - 26.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,129,811	15,388,026
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	712,447	5,628,331
High Yield, Class NAV, JHBT (MIM US) (B)	1,241,440	3,811,221

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $38,286,377)		$41,773,439
UNAFFILIATED INVESTMENT COMPANIES - 48.4%
Equity - 19.2%
Fidelity Mid Cap Index Fund	59,192	2,024,361
Fidelity Small Cap Index Fund	27,812	747,873
iShares Global Infrastructure ETF	9,875	528,016
iShares MSCI Global Min Vol Factor ETF	29,980	3,448,599
Vanguard Dividend Appreciation ETF	11,197	2,274,447
Vanguard Energy ETF	15,675	1,984,455
Vanguard FTSE All World ex-US Small-Cap ETF	1,983	228,541
Vanguard FTSE Developed Markets ETF	66,196	3,380,630
Vanguard Global ex-U.S. Real Estate ETF	13,121	529,039
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	8

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF	5,387	$1,058,707
Vanguard Real Estate ETF	17,360	1,630,104
Vanguard S&P 500 ETF	850	464,381
Fixed income - 29.2%
Invesco Senior Loan ETF	161,795	3,391,223
Vanguard Short-Term Corporate Bond ETF	114,565	9,036,887
Vanguard Total Bond Market ETF	208,842	15,383,302

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,981,617)		$46,110,565
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	336	1,022
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,069
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$704,849	697,760
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,378,558	1,347,159
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,718,736	1,712,857
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,420,780	2,485,597
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	962,200	269,404
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	1,013,800	295,431
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	463,500	147,750
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	1,288,100	387,396

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,380,649)		$7,343,354
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	229	2,291

TOTAL SHORT-TERM INVESTMENTS (Cost $2,288)		$2,291
Total investments (Cost $88,651,358) - 100.0%		$95,230,718
Other assets and liabilities, net - 0.0%		17,577
TOTAL NET ASSETS - 100.0%		$95,248,295
2010 LIFETIME BLEND PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.9%
Equity - 13.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	279,966	$2,864,051
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	575,477	7,089,873
Fixed income - 27.1%
Bond, Class NAV, JHSB (MIM US) (B)	890,758	12,132,121
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	561,347	4,434,639
High Yield, Class NAV, JHBT (MIM US) (B)	981,860	3,014,310

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,692,059)		$29,534,994
UNAFFILIATED INVESTMENT COMPANIES - 50.3%
Equity - 17.3%
Fidelity Mid Cap Index Fund	22,153	757,620
Fidelity Small Cap Index Fund	13,377	359,710
iShares Global Infrastructure ETF	7,646	408,832
iShares MSCI Global Min Vol Factor ETF	22,617	2,601,634
Vanguard Dividend Appreciation ETF	8,603	1,747,527
Vanguard Energy ETF	12,244	1,550,090
Vanguard FTSE All World ex-US Small-Cap ETF	1,469	169,302
Vanguard FTSE Developed Markets ETF	41,194	2,103,778
Vanguard Global ex-U.S. Real Estate ETF	9,959	401,547
Vanguard Materials ETF	4,149	815,403
Vanguard Real Estate ETF	13,078	1,228,024
Vanguard S&P 500 ETF	667	364,402
Fixed income - 33.0%
Invesco Senior Loan ETF	150,230	3,148,821
Vanguard Short-Term Corporate Bond ETF	107,474	8,477,549
Vanguard Total Bond Market ETF	164,895	12,146,167

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,269,385)		$36,280,406
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
ICA Gruppen AB (C)(D)	10	0
Health care - 0.0%
NMC Health PLC (C)(D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	180	547
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$572
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$664,895	658,208
9	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,321,663	$1,291,560
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,647,714	1,642,078
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,283,849	2,344,999
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	370,300	103,679
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	366,100	106,685
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	157,000	50,047
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	465,000	139,849

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,267,522)		$6,337,105
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	4,476	44,773

TOTAL SHORT-TERM INVESTMENTS (Cost $44,771)		$44,773
Total investments (Cost $68,273,964) - 100.0%		$72,197,850
Other assets and liabilities, net - (0.0%)		(20,306)
TOTAL NET ASSETS - 100.0%		$72,177,544
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 2-28-25.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$37,341,981	$108,544,452	$184,677,584	$237,230,264
Affiliated investments, at value	57,867,972	166,699,471	285,658,541	367,285,807
Total investments, at value	95,209,953	275,243,923	470,336,125	604,516,071
Dividends and interest receivable	16,419	58,062	105,875	140,209
Receivable for fund shares sold	86,814	563,773	347,086	523,746
Receivable for investments sold	835,578	1,573,320	1,970,867	2,482,875
Receivable for securities lending income	—	—	205	—
Receivable from affiliates	5,346	7,088	9,379	10,905
Other assets	24,997	42,318	49,511	48,603
Total assets	96,179,107	277,488,484	472,819,048	607,722,409
Liabilities
Due to custodian	163,310	529,137	869,972	1,104,546
Payable for investments purchased	226,751	660,323	1,129,628	1,517,337
Payable for fund shares repurchased	600,174	998,350	366,162	335,039
Payable to affiliates
Accounting and legal services fees	3,295	9,609	16,493	21,204
Transfer agent fees	974	5,000	9,869	13,510
Distribution and service fees	—	101	115	146
Trustees’ fees	25	88	158	208
Other liabilities and accrued expenses	35,948	38,680	39,476	39,588
Total liabilities	1,030,477	2,241,288	2,431,873	3,031,578
Net assets	$95,148,630	$275,247,196	$470,387,175	$604,690,831
Net assets consist of
Paid-in capital	$84,189,426	$233,157,893	$396,426,996	$510,589,216
Total distributable earnings (loss)	10,959,204	42,089,303	73,960,179	94,101,615
Net assets	$95,148,630	$275,247,196	$470,387,175	$604,690,831
Unaffiliated investments, at cost	$33,066,303	$88,968,293	$149,162,122	$190,516,811
Affiliated investments, at cost	51,920,128	144,109,663	246,214,956	315,899,851
Total investments, at cost	84,986,431	233,077,956	395,377,078	506,416,662
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$11,112,955	$57,298,172	$113,266,049	$153,950,870
Shares outstanding	769,416	3,511,788	7,588,731	10,200,166
Net asset value and redemption price per share	$14.44	$16.32	$14.93	$15.09
Class R4
Net assets	$72,167	$1,339,924	$1,504,839	$1,944,671
Shares outstanding	5,000	82,173	101,092	129,037
Net asset value, offering price and redemption price per share	$14.43	$16.31	$14.89	$15.07
Class R6
Net assets	$16,410,482	$68,562,564	$107,360,550	$142,946,336
Shares outstanding	1,138,015	4,205,788	7,210,630	9,495,532
Net asset value, offering price and redemption price per share	$14.42	$16.30	$14.89	$15.05
Class 1
Net assets	$67,553,026	$148,046,536	$248,255,737	$305,848,954
Shares outstanding	4,680,755	9,080,152	16,659,479	20,294,981
Net asset value, offering price and redemption price per share	$14.43	$16.30	$14.90	$15.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.20	$17.18	$15.72	$15.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Continued

	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$296,948,208	$356,286,854	$407,180,384	$429,404,258
Affiliated investments, at value	424,837,387	476,481,836	550,446,339	509,300,038
Total investments, at value	721,785,595	832,768,690	957,626,723	938,704,296
Dividends and interest receivable	222,571	391,449	646,702	827,052
Receivable for fund shares sold	916,044	1,056,006	917,741	963,716
Receivable for investments sold	2,907,529	3,380,704	3,456,447	3,175,641
Receivable for securities lending income	85	618	1,185	446
Receivable from affiliates	12,145	13,333	14,816	15,073
Other assets	54,559	55,802	59,066	61,745
Total assets	725,898,528	837,666,602	962,722,680	943,747,969
Liabilities
Due to custodian	1,816,143	1,549,503	1,683,810	1,751,834
Payable for investments purchased	1,272,902	2,731,176	2,825,187	2,299,987
Payable for fund shares repurchased	849,328	198,723	175,089	454,251
Payable upon return of securities loaned	—	4,545,950	10,502,125	—
Payable to affiliates
Accounting and legal services fees	25,321	28,900	33,030	32,722
Transfer agent fees	16,354	16,861	20,147	22,593
Distribution and service fees	287	72	334	148
Trustees’ fees	245	288	333	329
Other liabilities and accrued expenses	39,775	40,028	39,590	40,050
Total liabilities	4,020,355	9,111,501	15,279,645	4,601,914
Net assets	$721,878,173	$828,555,101	$947,443,035	$939,146,055
Net assets consist of
Paid-in capital	$614,842,896	$722,015,285	$846,584,397	$865,982,816
Total distributable earnings (loss)	107,035,277	106,539,816	100,858,638	73,163,239
Net assets	$721,878,173	$828,555,101	$947,443,035	$939,146,055
Unaffiliated investments, at cost	$244,934,076	$300,663,961	$353,154,583	$387,523,404
Affiliated investments, at cost	366,534,248	417,184,147	488,374,659	454,685,359
Total investments, at cost	611,468,324	717,848,108	841,529,242	842,208,763
Securities loaned, at value	—	$4,453,263	$10,288,250	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$187,193,399	$193,501,329	$233,856,058	$264,692,720
Shares outstanding	12,809,524	13,737,511	17,565,023	21,168,032
Net asset value and redemption price per share	$14.61	$14.09	$13.31	$12.50
Class R4
Net assets	$3,775,997	$941,584	$4,371,619	$5,809,590
Shares outstanding	259,263	66,905	328,573	465,167
Net asset value, offering price and redemption price per share	$14.56	$14.07	$13.30	$12.49
Class R6
Net assets	$158,536,736	$205,246,440	$220,476,861	$238,725,758
Shares outstanding	10,855,848	14,588,283	16,580,426	19,106,438
Net asset value, offering price and redemption price per share	$14.60	$14.07	$13.30	$12.49
Class 1
Net assets	$372,372,041	$428,865,748	$488,738,497	$429,917,987
Shares outstanding	25,513,696	30,487,884	36,738,014	34,428,887
Net asset value, offering price and redemption price per share	$14.59	$14.07	$13.30	$12.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.38	$14.83	$14.01	$13.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	12

STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Continued

	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$338,662,183	$164,229,441	$53,454,988	$42,618,083
Affiliated investments, at value	350,423,812	141,797,263	41,775,730	29,579,767
Total investments, at value	689,085,995	306,026,704	95,230,718	72,197,850
Dividends and interest receivable	797,567	393,418	134,865	110,411
Receivable for fund shares sold	772,377	432,108	19,382	6,678
Receivable for investments sold	1,930,383	795,920	57,439	64,617
Receivable for securities lending income	231	145	88	—
Receivable from affiliates	12,225	8,076	5,445	5,127
Other assets	53,877	41,794	31,236	32,007
Total assets	692,652,655	307,698,165	95,479,173	72,416,690
Liabilities
Due to custodian	863,195	569,843	9,390	3,662
Payable for investments purchased	2,258,536	636,457	166,709	160,884
Payable for fund shares repurchased	179,659	312,115	9,273	31,357
Payable to affiliates
Accounting and legal services fees	23,804	10,731	3,289	2,489
Transfer agent fees	23,953	12,256	3,217	1,785
Distribution and service fees	157	97	8	—
Trustees’ fees	259	118	35	25
Other liabilities and accrued expenses	39,678	39,466	38,957	38,944
Total liabilities	3,389,241	1,581,083	230,878	239,146
Net assets	$689,263,414	$306,117,082	$95,248,295	$72,177,544
Net assets consist of
Paid-in capital	$656,211,851	$297,603,608	$93,226,473	$71,621,288
Total distributable earnings (loss)	33,051,563	8,513,474	2,021,822	556,256
Net assets	$689,263,414	$306,117,082	$95,248,295	$72,177,544
Unaffiliated investments, at cost	$312,453,768	$153,427,750	$50,362,693	$40,537,134
Affiliated investments, at cost	317,977,931	129,971,258	38,288,665	27,736,830
Total investments, at cost	630,431,699	283,399,008	88,651,358	68,273,964
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$286,319,457	$145,868,743	$37,895,473	$20,740,378
Shares outstanding	24,485,855	13,174,501	3,588,600	2,032,891
Net asset value and redemption price per share	$11.69	$11.07	$10.56	$10.20
Class R4
Net assets	$2,058,328	$1,283,690	$101,456	$49,860
Shares outstanding	176,282	116,182	9,626	4,895
Net asset value, offering price and redemption price per share	$11.68	$11.05	$10.54	$10.19
Class R6
Net assets	$143,585,671	$62,341,969	$28,546,022	$15,605,534
Shares outstanding	12,292,792	5,631,436	2,705,125	1,530,877
Net asset value, offering price and redemption price per share	$11.68	$11.07	$10.55	$10.19
Class 1
Net assets	$257,299,958	$96,622,680	$28,705,344	$35,781,772
Shares outstanding	22,048,065	8,738,545	2,720,936	3,513,071
Net asset value, offering price and redemption price per share	$11.67	$11.06	$10.55	$10.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.31	$11.65	$11.12	$10.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$900,335	$2,659,376	$4,589,706	$5,910,201
Dividends from unaffiliated investments	397,928	1,190,878	2,059,847	2,641,792
Interest	19,184	65,015	116,398	149,709
Securities lending	567	1,251	1,648	1,650
Other income received from advisor	8,168	22,073	38,215	49,159
Total investment income	1,326,182	3,938,593	6,805,814	8,752,511
Expenses
Investment management fees	110,731	331,891	573,345	736,985
Distribution and service fees	30,073	115,821	217,057	294,329
Accounting and legal services fees	8,726	26,161	45,216	58,115
Transfer agent fees	5,733	30,536	59,896	84,378
Trustees’ fees	1,008	3,118	5,414	6,952
Custodian fees	13,479	13,479	13,479	13,479
State registration fees	25,303	29,179	31,725	32,302
Printing and postage	8,421	9,015	9,570	9,943
Professional fees	19,832	25,438	28,537	30,754
Other	5,240	8,068	10,227	12,058
Total expenses	228,546	592,706	994,466	1,279,295
Less expense reductions	(192,776)	(447,023)	(718,303)	(901,577)
Net expenses	35,770	145,683	276,163	377,718
Net investment income	1,290,412	3,792,910	6,529,651	8,374,793
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	721,102	2,049,989	4,130,264	5,258,394
Affiliated investments	86,283	203,627	473,335	428,228
Capital gain distributions received from unaffiliated investments	124,483	371,407	642,869	826,101
Capital gain distributions received from affiliated investments	606,033	1,756,194	3,021,907	3,860,415
	1,537,901	4,381,217	8,268,375	10,373,138
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(138,689)	(154,301)	(865,140)	(1,049,907)
Affiliated investments	121,188	516,154	819,338	1,192,412
	(17,501)	361,853	(45,802)	142,505
Net realized and unrealized gain	1,520,400	4,743,070	8,222,573	10,515,643
Increase in net assets from operations	$2,810,812	$8,535,980	$14,752,224	$18,890,436
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	14

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Continued
	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$7,050,462	$8,098,794	$9,804,141	$9,644,223
Dividends from unaffiliated investments	3,336,966	4,183,372	5,076,984	5,852,833
Interest	307,355	461,832	663,716	883,193
Securities lending	2,143	4,489	8,329	1,887
Other income received from advisor	44,141	13,458	14,405	—
Total investment income	10,741,067	12,761,945	15,567,575	16,382,136
Expenses
Investment management fees	912,990	1,133,404	1,381,284	1,454,849
Distribution and service fees	358,332	369,716	443,712	466,211
Accounting and legal services fees	69,514	79,274	91,468	90,673
Transfer agent fees	101,254	103,367	122,450	135,569
Trustees’ fees	8,290	9,525	10,972	10,903
Custodian fees	13,479	13,479	13,479	14,191
State registration fees	30,916	31,845	30,885	31,621
Printing and postage	10,082	10,206	10,462	10,805
Professional fees	32,626	34,293	36,454	36,335
Other	14,793	14,745	20,038	18,584
Total expenses	1,552,276	1,799,854	2,161,204	2,269,741
Less expense reductions	(1,094,555)	(1,327,269)	(1,597,269)	(1,629,418)
Net expenses	457,721	472,585	563,935	640,323
Net investment income	10,283,346	12,289,360	15,003,640	15,741,813
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	7,022,380	5,688,294	6,020,350	4,288,197
Affiliated investments	719,091	886,776	1,627,792	1,437,275
Capital gain distributions received from unaffiliated investments	893,510	885,048	852,587	666,751
Capital gain distributions received from affiliated investments	4,433,529	4,395,485	4,584,128	4,091,743
	13,068,510	11,855,603	13,084,857	10,483,966
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,944,405)	(2,809,000)	(5,090,231)	(5,528,722)
Affiliated investments	1,040,316	986,189	260,431	5,638
	(1,904,089)	(1,822,811)	(4,829,800)	(5,523,084)
Net realized and unrealized gain	11,164,421	10,032,792	8,255,057	4,960,882
Increase in net assets from operations	$21,447,767	$22,322,152	$23,258,697	$20,702,695
15	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Continued
	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$6,993,573	$2,939,574	$875,347	$646,662
Dividends from unaffiliated investments	4,921,130	2,578,265	837,257	677,310
Interest	721,588	357,009	115,272	94,807
Securities lending	7,109	—	382	903
Total investment income	12,643,400	5,874,848	1,828,258	1,419,682
Expenses
Investment management fees	1,165,347	575,611	179,579	143,222
Distribution and service fees	447,177	227,377	60,106	36,240
Accounting and legal services fees	66,154	30,159	9,105	6,937
Transfer agent fees	144,441	75,814	20,279	10,506
Trustees’ fees	8,126	3,708	1,170	917
Custodian fees	14,191	14,191	14,191	14,191
State registration fees	34,903	28,568	24,165	22,428
Printing and postage	10,688	9,427	8,497	8,321
Professional fees	32,489	26,374	22,755	22,373
Other	17,135	12,587	7,574	7,108
Total expenses	1,940,651	1,003,816	347,421	272,243
Less expense reductions	(1,214,752)	(589,175)	(225,727)	(190,374)
Net expenses	725,899	414,641	121,694	81,869
Net investment income	11,917,501	5,460,207	1,706,564	1,337,813
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,119,696	1,828,220	225,083	281,685
Affiliated investments	1,316,201	659,069	319,954	260,417
Capital gain distributions received from unaffiliated investments	358,501	120,041	24,640	9,904
Capital gain distributions received from affiliated investments	2,296,879	865,278	242,022	138,466
	7,091,277	3,472,608	811,699	690,472
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,666,222)	(2,597,787)	(446,533)	(396,601)
Affiliated investments	(641,790)	(404,934)	(249,835)	(247,554)
	(5,308,012)	(3,002,721)	(696,368)	(644,155)
Net realized and unrealized gain	1,783,265	469,887	115,331	46,317
Increase in net assets from operations	$13,700,766	$5,930,094	$1,821,895	$1,384,130
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	16

STATEMENTS OF CHANGES IN NET ASSETS

	2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio		2055 Lifetime Blend Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,290,412	$1,072,431	$3,792,910	$3,775,408	$6,529,651	$6,746,141
Net realized gain	1,537,901	1,766,069	4,381,217	691,593	8,268,375	2,041,825
Change in net unrealized appreciation (depreciation)	(17,501)	8,998,630	361,853	36,072,140	(45,802)	63,790,348
Increase in net assets resulting from operations	2,810,812	11,837,130	8,535,980	40,539,141	14,752,224	72,578,314
Distributions to shareholders
From earnings
Class A	(322,842)	(73,989)	(722,074)	(526,226)	(1,439,212)	(1,105,936)
Class R4	(2,521)	(1,200)	(20,013)	(18,443)	(22,761)	(25,746)
Class R6	(573,144)	(140,430)	(1,105,345)	(927,334)	(1,825,061)	(1,571,578)
Class 1	(2,251,407)	(812,912)	(2,428,948)	(2,315,913)	(4,119,401)	(4,123,567)
Total distributions	(3,149,914)	(1,028,531)	(4,276,380)	(3,787,916)	(7,406,435)	(6,826,827)
Portfolio share transactions
From portfolio share transactions	20,411,636	21,628,460	26,134,503	40,154,814	31,905,023	62,295,789
Total increase	20,072,534	32,437,059	30,394,103	76,906,039	39,250,812	128,047,276
Net assets
Beginning of period	75,076,096	42,639,037	244,853,093	167,947,054	431,136,363	303,089,087
End of period	$95,148,630	$75,076,096	$275,247,196	$244,853,093	$470,387,175	$431,136,363
17	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio		2040 Lifetime Blend Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$8,374,793	$8,779,479	$10,283,346	$11,530,865	$12,289,360	$14,256,689
Net realized gain (loss)	10,373,138	2,269,107	13,068,510	2,862,492	11,855,603	(588,372)
Change in net unrealized appreciation (depreciation)	142,505	83,085,332	(1,904,089)	96,969,050	(1,822,811)	107,142,360
Increase in net assets resulting from operations	18,890,436	94,133,918	21,447,767	111,362,407	22,322,152	120,810,677
Distributions to shareholders
From earnings
Class A	(2,021,231)	(1,634,182)	(2,624,213)	(2,043,737)	(3,089,496)	(2,150,073)
Class R4	(30,791)	(28,364)	(59,438)	(59,673)	(19,284)	(16,055)
Class R6	(2,411,641)	(2,149,020)	(2,828,507)	(2,662,287)	(4,106,418)	(3,198,210)
Class 1	(4,992,060)	(5,134,331)	(6,522,515)	(6,708,768)	(8,419,465)	(7,818,338)
Total distributions	(9,455,723)	(8,945,897)	(12,034,673)	(11,474,465)	(15,634,663)	(13,182,676)
Portfolio share transactions
From portfolio share transactions	43,309,238	67,611,458	44,427,195	64,469,287	56,957,585	98,819,991
Total increase	52,743,951	152,799,479	53,840,289	164,357,229	63,645,074	206,447,992
Net assets
Beginning of period	551,946,880	399,147,401	668,037,884	503,680,655	764,910,027	558,462,035
End of period	$604,690,831	$551,946,880	$721,878,173	$668,037,884	$828,555,101	$764,910,027
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	18

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio		2025 Lifetime Blend Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$15,003,640	$18,951,041	$15,741,813	$21,301,363	$11,917,501	$18,222,974
Net realized gain (loss)	13,084,857	(6,530,950)	10,483,966	(12,703,301)	7,091,277	(12,647,186)
Change in net unrealized appreciation (depreciation)	(4,829,800)	120,306,861	(5,523,084)	112,972,155	(5,308,012)	77,632,465
Increase in net assets resulting from operations	23,258,697	132,726,952	20,702,695	121,570,217	13,700,766	83,208,253
Distributions to shareholders
From earnings
Class A	(4,110,396)	(2,785,886)	(5,307,296)	(3,329,351)	(6,605,947)	(4,352,731)
Class R4	(91,652)	(86,043)	(138,943)	(142,833)	(55,654)	(63,530)
Class R6	(4,885,424)	(4,160,843)	(6,165,459)	(4,834,947)	(4,098,927)	(3,799,374)
Class 1	(10,908,152)	(10,311,659)	(10,952,085)	(10,594,643)	(7,703,633)	(8,178,918)
Total distributions	(19,995,624)	(17,344,431)	(22,563,783)	(18,901,774)	(18,464,161)	(16,394,553)
Portfolio share transactions
From portfolio share transactions	52,273,441	100,373,945	56,795,128	98,403,490	37,960,944	37,154,626
Total increase	55,536,514	215,756,466	54,934,040	201,071,933	33,197,549	103,968,326
Net assets
Beginning of period	891,906,521	676,150,055	884,212,015	683,140,082	656,065,865	552,097,539
End of period	$947,443,035	$891,906,521	$939,146,055	$884,212,015	$689,263,414	$656,065,865
19	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio		2010 Lifetime Blend Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,460,207	$8,926,329	$1,706,564	$2,891,936	$1,337,813	$2,237,667
Net realized gain (loss)	3,472,608	(7,831,770)	811,699	(1,951,107)	690,472	(997,432)
Change in net unrealized appreciation (depreciation)	(3,002,721)	34,110,772	(696,368)	9,370,860	(644,155)	5,734,154
Increase in net assets resulting from operations	5,930,094	35,205,331	1,821,895	10,311,689	1,384,130	6,974,389
Distributions to shareholders
From earnings
Class A	(3,783,401)	(2,768,280)	(1,069,670)	(774,011)	(609,344)	(342,535)
Class R4	(37,478)	(48,230)	(3,008)	(3,550)	(1,682)	(3,031)
Class R6	(1,889,848)	(1,690,073)	(934,157)	(710,321)	(519,979)	(346,128)
Class 1	(3,257,478)	(3,627,841)	(930,676)	(1,061,995)	(1,192,319)	(1,192,562)
Total distributions	(8,968,205)	(8,134,424)	(2,937,511)	(2,549,877)	(2,323,324)	(1,884,256)
Portfolio share transactions
From portfolio share transactions	12,538,487	(175,363)	7,353,752	2,773,124	6,084,297	2,655,919
Total increase	9,500,376	26,895,544	6,238,136	10,534,936	5,145,103	7,746,052
Net assets
Beginning of period	296,616,706	269,721,162	89,010,159	78,475,223	67,032,441	59,286,389
End of period	$306,117,082	$296,616,706	$95,248,295	$89,010,159	$72,177,544	$67,032,441
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	20

Financial highlights
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
02-28-2025[5]	14.44	0.20[6]	0.26	0.46	(0.18)	(0.28)	(0.46)	14.44	3.28[7,8]	0.86[9]	0.41[9]	1.73[6,9]	11,113	7
08-31-2024	12.15	0.18[6]	2.33	2.51	(0.22)	—	(0.22)	14.44	20.92[8]	0.98	0.42	1.35[6]	8,331	41
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[8]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[6]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[8]	1.66	0.42	0.61[6]	1,417	89
08-31-2021[10]	12.85	—[6,11]	0.67	0.67	—	—	—	13.52	5.21[7,8]	8.46[9]	0.41[9]	0.06[6,9]	225	19[12]
Class R4
02-28-2025[5]	14.45	0.21[6]	0.27	0.48	(0.22)	(0.28)	(0.50)	14.43	3.42[7]	0.70[9]	0.15[9]	1.91[6,9]	72	7
08-31-2024	12.15	0.20[6]	2.34	2.54	(0.24)	—	(0.24)	14.45	21.18	0.86	0.20	1.59[6]	72	41
08-31-2023	11.15	0.16	0.99	1.15	(0.15)	—	(0.15)	12.15	10.52	1.15	0.25	1.41	476	12
08-31-2022	13.51	0.15[6]	(2.21)	(2.06)	(0.14)	(0.16)	(0.30)	11.15	(15.66)	1.57	0.23	1.26[6]	292	89
08-31-2021[13]	10.00	0.11[6]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[7]	8.34[9]	0.19[9]	0.99[6,9]	204	19
Class R6
02-28-2025[5]	14.45	0.22[6]	0.27	0.49	(0.24)	(0.28)	(0.52)	14.42	3.48[7]	0.45[9]	—[9,14]	2.13[6,9]	16,410	7
08-31-2024	12.15	0.24[6]	2.33	2.57	(0.27)	—	(0.27)	14.45	21.46	0.57	0.01	1.82[6]	10,961	41
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[6]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61[6]	410	89
08-31-2021[13]	10.00	0.17[6]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[7]	8.06[9]	0.01[9]	1.52[6,9]	68	19
Class 1
02-28-2025[5]	14.46	0.22[6]	0.27	0.49	(0.24)	(0.28)	(0.52)	14.43	3.44[7]	0.49[9]	0.05[9]	2.02[6,9]	67,553	7
08-31-2024	12.16	0.26[6]	2.30	2.56	(0.26)	—	(0.26)	14.46	21.39	0.61	0.05	1.97[6]	55,712	41
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[6]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34[6]	15,871	89
08-31-2021[13]	10.00	0.07[6]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[7]	8.10[9]	0.05[9]	0.58[6,9]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-25, 8-31-24, 8-31-22 and 8-31-21 and 0.02% (annualized), 0.01%, 0.01% and less than 0.005% for the periods ended 2-28-25, 8-31-24, 8-31-22 and 8-31-21, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[13] Period from 9-23-20 (commencement of operations) to 8-31-21.
[14] Less than 0.005%.
21	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
02-28-2025[5]	16.02	0.22[6]	0.30	0.52	(0.22)	—	(0.22)	16.32	3.25[7,8]	0.76[9]	0.41[9]	1.73[6,9]	57,298	6
08-31-2024	13.48	0.21[6]	2.58	2.79	(0.25)	—	(0.25)	16.02	20.96[8]	0.79	0.42	1.43[6]	45,957	21
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[8]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[6]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[8]	0.84	0.42	0.94[6]	10,978	81
08-31-2021[10]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[7,8]	0.88[9]	0.41[9]	(0.24)[9]	1,905	15[11]
Class R4
02-28-2025[5]	16.02	0.22[6]	0.31	0.53	(0.24)	—	(0.24)	16.31	3.35[7]	0.70[9]	0.26[9]	1.78[6,9]	1,340	6
08-31-2024	13.48	0.23[6]	2.58	2.81	(0.27)	—	(0.27)	16.02	21.14	0.73	0.25	1.58[6]	1,337	21
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[6]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31[6]	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
Class R6
02-28-2025[5]	16.03	0.24[6]	0.31	0.55	(0.28)	—	(0.28)	16.30	3.47[7]	0.35[9]	—[9,12]	2.01[6,9]	68,563	6
08-31-2024	13.49	0.27[6]	2.57	2.84	(0.30)	—	(0.30)	16.03	21.40	0.38	0.01	1.86[6]	62,824	21
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[6]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50[6]	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
Class 1
02-28-2025[5]	16.03	0.24[6]	0.30	0.54	(0.27)	—	(0.27)	16.30	3.43[7]	0.39[9]	0.05[9]	2.04[6,9]	148,047	6
08-31-2024	13.49	0.29[6]	2.55	2.84	(0.30)	—	(0.30)	16.03	21.35	0.43	0.05	2.03[6]	134,735	21
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[6]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52[6]	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-25, 8-31-24 and 8-31-22 and 0.02% (annualized), less than 0.005% and 0.01% for the periods ended 2-28-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	22

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
02-28-2025[5]	14.65	0.20[6]	0.28	0.48	(0.20)	—	(0.20)	14.93	3.31[7,8]	0.73[9]	0.41[9]	1.72[6,9]	113,266	6
08-31-2024	12.33	0.19[6]	2.36	2.55	(0.23)	—	(0.23)	14.65	20.92[8]	0.76	0.42	1.45[6]	92,965	21
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[8]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[6]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[8]	0.76	0.42	1.00[6]	23,337	79
08-31-2021[10]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[7,8]	0.76[9]	0.41[9]	(0.27)[9]	4,336	15[11]
Class R4
02-28-2025[5]	14.63	0.19[6]	0.29	0.48	(0.22)	—	(0.22)	14.89	3.33[7]	0.67[9]	0.26[9]	1.68[6,9]	1,505	6
08-31-2024	12.31	0.21[6]	2.36	2.57	(0.25)	—	(0.25)	14.63	21.13	0.69	0.25	1.61[6]	1,626	21
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[6]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36[6]	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
Class R6
02-28-2025[5]	14.65	0.22[6]	0.28	0.50	(0.26)	—	(0.26)	14.89	3.44[7]	0.32[9]	—[9,12]	2.05[6,9]	107,361	6
08-31-2024	12.32	0.25[6]	2.36	2.61	(0.28)	—	(0.28)	14.65	21.47	0.35	0.01	1.87[6]	103,401	21
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[6]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56[6]	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
Class 1
02-28-2025[5]	14.66	0.22[6]	0.27	0.49	(0.25)	—	(0.25)	14.90	3.39[7]	0.37[9]	0.05[9]	2.02[6,9]	248,256	6
08-31-2024	12.33	0.27[6]	2.33	2.60	(0.27)	—	(0.27)	14.66	21.41	0.39	0.05	2.04[6]	233,144	21
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[6]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54[6]	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-25, 8-31-24 and 8-31-22 and 0.02% (annualized), less than 0.005% and 0.01% for the periods ended 2-28-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
23	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
02-28-2025[5]	14.82	0.20[6]	0.27	0.47	(0.20)	—	(0.20)	15.09	3.22[7,8]	0.72[9]	0.41[9]	1.71[6,9]	153,951	6
08-31-2024	12.48	0.20[6]	2.37	2.57	(0.23)	—	(0.23)	14.82	20.87[8]	0.75	0.42	1.48[6]	134,576	20
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[8]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[6]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[8]	0.75	0.42	0.91[6]	37,655	80
08-31-2021[10]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[7,8]	0.74[9]	0.41[9]	(0.28)[9]	4,180	17[11]
Class R4
02-28-2025[5]	14.81	0.21[6]	0.28	0.49	(0.23)	—	(0.23)	15.07	3.31[7]	0.67[9]	0.26[9]	1.89[6,9]	1,945	6
08-31-2024	12.46	0.20[6]	2.40	2.60	(0.25)	—	(0.25)	14.81	21.16	0.68	0.25	1.54[6]	1,965	20
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[6]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36[6]	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
Class R6
02-28-2025[5]	14.81	0.23[6]	0.27	0.50	(0.26)	—	(0.26)	15.05	3.42[7]	0.32[9]	—[9,12]	2.07[6,9]	142,946	6
08-31-2024	12.46	0.25[6]	2.38	2.63	(0.28)	—	(0.28)	14.81	21.44	0.34	0.01	1.85[6]	135,311	20
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[6]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57[6]	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
Class 1
02-28-2025[5]	14.82	0.22[6]	0.29	0.51	(0.26)	—	(0.26)	15.07	3.45[7]	0.36[9]	0.05[9]	2.01[6,9]	305,849	6
08-31-2024	12.48	0.27[6]	2.35	2.62	(0.28)	—	(0.28)	14.82	21.28	0.38	0.05	2.06[6]	280,095	20
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[6]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53[6]	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-25, 8-31-24 and 8-31-22 and 0.02% (annualized), less than 0.005% and 0.01% for the periods ended 2-28-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	24

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
02-28-2025[5]	14.39	0.20[6]	0.23	0.43	(0.21)	—	(0.21)	14.61	3.03[7,8]	0.73[9]	0.41[9]	1.83[6,9]	187,193	7
08-31-2024	12.19	0.21[6]	2.23	2.44	(0.24)	—	(0.24)	14.39	20.23[8]	0.75	0.42	1.61[6]	159,734	22
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[8]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[6]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[8]	0.74	0.42	0.94[6]	44,758	80
08-31-2021[10]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[7,8]	0.72[9]	0.41[9]	(0.28)[9]	7,583	18[11]
Class R4
02-28-2025[5]	14.35	0.20[6]	0.24	0.44	(0.23)	—	(0.23)	14.56	3.13[7]	0.67[9]	0.26[9]	1.89[6,9]	3,776	7
08-31-2024	12.16	0.23[6]	2.21	2.44	(0.25)	—	(0.25)	14.35	20.38	0.68	0.25	1.76[6]	3,739	22
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[6]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38[6]	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
Class R6
02-28-2025[5]	14.41	0.22[6]	0.24	0.46	(0.27)	—	(0.27)	14.60	3.22[7]	0.32[9]	—[9,12]	2.18[6,9]	158,537	7
08-31-2024	12.20	0.26[6]	2.23	2.49	(0.28)	—	(0.28)	14.41	20.75	0.34	0.01	2.01[6]	151,805	22
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[6]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60[6]	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
Class 1
02-28-2025[5]	14.40	0.22[6]	0.23	0.45	(0.26)	—	(0.26)	14.59	3.26[7]	0.37[9]	0.05[9]	2.14[6,9]	372,372	7
08-31-2024	12.19	0.28[6]	2.21	2.49	(0.28)	—	(0.28)	14.40	20.73	0.38	0.05	2.20[6]	352,759	22
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[6]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56[6]	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-25, 8-31-24 and 8-31-22 and 0.01% (annualized), 0.01% and 0.01% for the periods ended 2-28-25, 8-31-24 and 8-31-22, respectively.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
25	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
02-28-2025[5]	13.95	0.20[6]	0.18	0.38	(0.24)	—	(0.24)	14.09	2.74[7,8]	0.75[9]	0.41[9]	2.06[6,9]	193,501	6
08-31-2024	11.93	0.23	2.03	2.26	(0.24)	—	(0.24)	13.95	19.14[8]	0.76	0.43	1.83	162,995	24
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[8]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[8]	0.76	0.43	1.11	48,066	75
08-31-2021[10]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[7,8]	0.74[9]	0.41[9]	(0.21)[9]	7,706	20[11]
Class R4
02-28-2025[5]	13.95	0.22[6]	0.16	0.38	(0.26)	—	(0.26)	14.07	2.76[7]	0.69[9]	0.26[9]	2.27[6,9]	942	6
08-31-2024	11.93	0.24	2.03	2.27	(0.25)	—	(0.25)	13.95	19.32	0.70	0.26	1.91	988	24
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
Class R6
02-28-2025[5]	13.96	0.22[6]	0.18	0.40	(0.29)	—	(0.29)	14.07	2.93[7]	0.34[9]	—[9,12]	2.40[6,9]	205,246	6
08-31-2024	11.94	0.27	2.03	2.30	(0.28)	—	(0.28)	13.96	19.58	0.35	0.02	2.15	200,564	24
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
Class 1
02-28-2025[5]	13.95	0.22[6]	0.19	0.41	(0.29)	—	(0.29)	14.07	2.97[7]	0.39[9]	0.05[9]	2.37[6,9]	428,866	6
08-31-2024	11.93	0.30	2.00	2.30	(0.28)	—	(0.28)	13.95	19.55	0.40	0.06	2.35	400,363	24
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and less than 0.005% (annualized) for the period ended 2-28-25.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	26

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
02-28-2025[5]	13.25	0.20[6]	0.11	0.31	(0.25)	—	(0.25)	13.31	2.42[7,8]	0.76[9]	0.41[9]	2.29[6,9]	233,856	7
08-31-2024	11.50	0.25	1.75	2.00	(0.25)	—	(0.25)	13.25	17.64[8]	0.78	0.44	2.08	191,546	31
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[8]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[8]	0.78	0.45	1.22	56,843	69
08-31-2021[10]	13.64	—[11]	0.62	0.62	—	—	—	14.26	4.55[7,8]	0.75[9]	0.43[9]	(0.09)[9]	7,671	24[12]
Class R4
02-28-2025[5]	13.25	0.21[6]	0.11	0.32	(0.27)	—	(0.27)	13.30	2.58[7]	0.71[9]	0.25[9]	2.42[6,9]	4,372	7
08-31-2024	11.49	0.28	1.75	2.03	(0.27)	—	(0.27)	13.25	17.92	0.72	0.28	2.30	4,687	31
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
Class R6
02-28-2025[5]	13.26	0.23[6]	0.12	0.35	(0.31)	—	(0.31)	13.30	2.67[7]	0.35[9]	—[9,13]	2.68[6,9]	220,477	7
08-31-2024	11.50	0.30	1.76	2.06	(0.30)	—	(0.30)	13.26	18.18	0.37	0.03	2.49	214,657	31
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
Class 1
02-28-2025[5]	13.26	0.22[6]	0.12	0.34	(0.30)	—	(0.30)	13.30	2.63[7]	0.40[9]	0.05[9]	2.63[6,9]	488,738	7
08-31-2024	11.51	0.31	1.73	2.04	(0.29)	—	(0.29)	13.26	18.03	0.41	0.07	2.61	481,016	31
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and less than 0.005% (annualized) for the period ended 2-28-25.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[13] Less than 0.005%.
27	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
02-28-2025[5]	12.51	0.20	0.07	0.27	(0.28)	—	(0.28)	12.50	2.18[6,7]	0.78[8]	0.42[8]	2.58[8]	264,693	8
08-31-2024	11.04	0.27	1.46	1.73	(0.26)	—	(0.26)	12.51	15.93[7]	0.80	0.46	2.39	213,958	37
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[7]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[7]	0.80	0.47	1.58	67,199	69
08-31-2021[9]	13.26	—[10]	0.55	0.55	—	—	—	13.81	4.15[6,7]	0.77[8]	0.46[8]	0.12[8]	9,031	31[11]
Class R4
02-28-2025[5]	12.51	0.21	0.07	0.28	(0.30)	—	(0.30)	12.49	2.27[6]	0.72[8]	0.26[8]	2.69[8]	5,810	8
08-31-2024	11.03	0.31	1.45	1.76	(0.28)	—	(0.28)	12.51	16.21	0.74	0.30	2.70	6,230	37
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
Class R6
02-28-2025[5]	12.53	0.23	0.06	0.29	(0.33)	—	(0.33)	12.49	2.35[6]	0.37[8]	0.01[8]	2.97[8]	238,726	8
08-31-2024	11.05	0.32	1.47	1.79	(0.31)	—	(0.31)	12.53	16.45	0.39	0.05	2.80	235,274	37
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
Class 1
02-28-2025[5]	12.52	0.22	0.07	0.29	(0.32)	—	(0.32)	12.49	2.39[6]	0.42[8]	0.06[8]	2.92[8]	429,918	8
08-31-2024	11.04	0.33	1.45	1.78	(0.30)	—	(0.30)	12.52	16.43	0.44	0.09	2.90	428,750	37
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	28

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
02-28-2025[5]	11.77	0.20	0.02	0.22	(0.30)	—	(0.30)	11.69	1.94[6,7]	0.82[8]	0.45[8]	2.87[8]	286,319	8
08-31-2024	10.57	0.30	1.18	1.48	(0.28)	—	(0.28)	11.77	14.25[7]	0.85	0.51	2.73	236,640	49
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[7]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[7]	0.84	0.51	1.88	85,495	59
08-31-2021[9]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[6,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[10]
Class R4
02-28-2025[5]	11.76	0.21	0.03	0.24	(0.32)	—	(0.32)	11.68	2.10[6]	0.77[8]	0.30[8]	3.01[8]	2,058	8
08-31-2024	10.57	0.33	1.16	1.49	(0.30)	—	(0.30)	11.76	14.33	0.79	0.35	3.08	2,187	49
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
Class R6
02-28-2025[5]	11.78	0.22	0.03	0.25	(0.35)	—	(0.35)	11.68	2.18[6]	0.41[8]	0.05[8]	3.28[8]	143,586	8
08-31-2024	10.58	0.34	1.19	1.53	(0.33)	—	(0.33)	11.78	14.68	0.44	0.10	3.15	149,300	49
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
Class 1
02-28-2025[5]	11.77	0.22	0.02	0.24	(0.34)	—	(0.34)	11.67	2.13[6]	0.46[8]	0.09[8]	3.26[8]	257,300	8
08-31-2024	10.57	0.35	1.17	1.52	(0.32)	—	(0.32)	11.77	14.65	0.48	0.14	3.25	267,940	49
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
29	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
02-28-2025[5]	11.18	0.19	0.01	0.20	(0.31)	—	(0.31)	11.07	1.83[6,7]	0.88[8]	0.49[8]	3.06[8]	145,869	12
08-31-2024	10.15	0.31	1.01	1.32	(0.29)	—	(0.29)	11.18	13.23[7]	0.92	0.55	2.96	124,547	59
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[7]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[7]	0.94	0.57	2.16	58,199	54
08-31-2021[9]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[6,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[10]
Class R4
02-28-2025[5]	11.16	0.20	0.01	0.21	(0.32)	—	(0.32)	11.05	2.01[6]	0.82[8]	0.33[8]	3.21[8]	1,284	12
08-31-2024	10.14	0.34	0.99	1.33	(0.31)	—	(0.31)	11.16	13.32	0.86	0.39	3.31	1,278	59
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
Class R6
02-28-2025[5]	11.20	0.21	0.01	0.22	(0.35)	—	(0.35)	11.07	2.06[6]	0.47[8]	0.08[8]	3.43[8]	62,342	12
08-31-2024	10.17	0.35	1.01	1.36	(0.33)	—	(0.33)	11.20	13.65	0.50	0.14	3.35	61,553	59
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
Class 1
02-28-2025[5]	11.18	0.21	0.02	0.23	(0.35)	—	(0.35)	11.06	2.11[6]	0.52[8]	0.12[8]	3.43[8]	96,623	12
08-31-2024	10.15	0.36	1.00	1.36	(0.33)	—	(0.33)	11.18	13.63	0.55	0.19	3.42	109,238	59
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	30

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
02-28-2025[5]	10.68	0.19	—	0.19	(0.31)	—	(0.31)	10.56	1.89[6,7]	1.00[8]	0.50[8]	3.23[8]	37,895	12
08-31-2024	9.76	0.31	0.89	1.20	(0.28)	—	(0.28)	10.68	12.50[7]	1.06	0.57	3.13	33,628	68
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[7]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[7]	1.11	0.58	2.34	12,908	64
08-31-2021[9]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[6,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[10]
Class R4
02-28-2025[5]	10.67	0.19	0.01	0.20	(0.33)	—	(0.33)	10.54	1.97[6]	0.94[8]	0.34[8]	3.37[8]	101	12
08-31-2024	9.75	0.36	0.86	1.22	(0.30)	—	(0.30)	10.67	12.68	0.99	0.40	3.61	92	68
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
Class R6
02-28-2025[5]	10.69	0.21	0.01	0.22	(0.36)	—	(0.36)	10.55	2.11[6]	0.59[8]	0.10[8]	3.67[8]	28,546	12
08-31-2024	9.77	0.35	0.89	1.24	(0.32)	—	(0.32)	10.69	12.92	0.65	0.16	3.49	25,499	68
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
Class 1
02-28-2025[5]	10.69	0.20	0.01	0.21	(0.35)	—	(0.35)	10.55	2.06[6]	0.64[8]	0.14[8]	3.55[8]	28,705	12
08-31-2024	9.77	0.36	0.88	1.24	(0.32)	—	(0.32)	10.69	12.88	0.69	0.20	3.60	29,791	68
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
31	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
02-28-2025[5]	10.33	0.18	0.01	0.19	(0.32)	—	(0.32)	10.20	1.90[6,7]	1.07[8]	0.51[8]	3.39[8]	20,740	16
08-31-2024	9.54	0.32	0.77	1.09	(0.30)	—	(0.30)	10.33	11.57[7]	1.14	0.58	3.28	16,302	74
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[7]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[7]	1.26	0.60	2.55	3,404	69
08-31-2021[9]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[6,7]	1.25[8]	0.59[8]	1.79[8]	79	62[10]
Class R4
02-28-2025[5]	10.33	0.20	—	0.20	(0.34)	—	(0.34)	10.19	2.07[6]	0.90[8]	0.25[8]	3.65[8]	50	16
08-31-2024	9.53	0.35	0.76	1.11	(0.31)	—	(0.31)	10.33	11.86	1.03	0.37	3.64	50	74
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
Class R6
02-28-2025[5]	10.34	0.20	0.01	0.21	(0.36)	—	(0.36)	10.19	2.12[6]	0.66[8]	0.11[8]	3.77[8]	15,606	16
08-31-2024	9.55	0.36	0.76	1.12	(0.33)	—	(0.33)	10.34	12.00	0.73	0.17	3.68	13,973	74
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
Class 1
02-28-2025[5]	10.33	0.20	0.01	0.21	(0.35)	—	(0.35)	10.19	2.18[6]	0.70[8]	0.15[8]	3.71[8]	35,782	16
08-31-2024	9.54	0.36	0.76	1.12	(0.33)	—	(0.33)	10.33	11.97	0.77	0.22	3.73	36,707	74
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	32

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
33	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$57,864,954	$57,864,954	—	—
Unaffiliated investment companies	36,476,543	36,476,543	—	—
Common stocks	762	—	—	$762
U.S. Government and Agency obligations	864,676	—	$864,676	—
Short-term investments	3,018	3,018	—	—
Total investments in securities	$95,209,953	$94,344,515	$864,676	$762

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$166,697,513	$166,697,513	—	—
Unaffiliated investment companies	105,729,032	105,729,032	—	—
Common stocks	5,911	—	—	$5,911
U.S. Government and Agency obligations	2,809,509	—	$2,809,509	—
Short-term investments	1,958	1,958	—	—
Total investments in securities	$275,243,923	$272,428,503	$2,809,509	$5,911

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$285,656,938	$285,656,938	—	—
Unaffiliated investment companies	179,727,219	179,727,219	—	—
Common stocks	12,376	—	—	$12,376
U.S. Government and Agency obligations	4,937,989	—	$4,937,989	—
Short-term investments	1,603	1,603	—	—
Total investments in securities	$470,336,125	$465,385,760	$4,937,989	$12,376

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$367,282,040	$367,282,040	—	—
Unaffiliated investment companies	230,859,144	230,859,144	—	—
Common stocks	16,953	—	—	$16,953
U.S. Government and Agency obligations	6,354,167	—	$6,354,167	—
Short-term investments	3,767	3,767	—	—
Total investments in securities	$604,516,071	$598,144,951	$6,354,167	$16,953

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$424,835,300	$424,835,300	—	—
Unaffiliated investment companies	283,914,593	283,914,593	—	—
Common stocks	21,644	—	—	$21,644
U.S. Government and Agency obligations	13,011,971	—	$13,011,971	—
Short-term investments	2,087	2,087	—	—
Total investments in securities	$721,785,595	$708,751,980	$13,011,971	$21,644

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	34

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2040 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$471,926,136	$471,926,136	—	—
Unaffiliated investment companies	336,755,899	336,755,899	—	—
Common stocks	20,861	—	—	$20,861
U.S. Government and Agency obligations	19,510,094	—	$19,510,094	—
Short-term investments	4,555,700	4,555,700	—	—
Total investments in securities	$832,768,690	$813,237,735	$19,510,094	$20,861

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$539,940,276	$539,940,276	—	—
Unaffiliated investment companies	379,131,166	379,131,166	—	—
Common stocks	22,327	—	—	$22,327
U.S. Government and Agency obligations	28,026,891	—	$28,026,891	—
Short-term investments	10,506,063	10,506,063	—	—
Total investments in securities	$957,626,723	$929,577,505	$28,026,891	$22,327

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$509,298,721	$509,298,721	—	—
Unaffiliated investment companies	385,320,673	385,320,673	—	—
Common stocks	20,002	—	—	$20,002
U.S. Government and Agency obligations	44,063,583	—	$44,063,583	—
Short-term investments	1,317	1,317	—	—
Total investments in securities	$938,704,296	$894,620,711	$44,063,583	$20,002

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$350,420,513	$350,420,513	—	—
Unaffiliated investment companies	299,072,799	299,072,799	—	—
Common stocks	13,481	—	—	$13,481
U.S. Government and Agency obligations	39,575,903	—	$39,575,903	—
Short-term investments	3,299	3,299	—	—
Total investments in securities	$689,085,995	$649,496,611	$39,575,903	$13,481

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$141,781,895	$141,781,895	—	—
Unaffiliated investment companies	143,125,642	143,125,642	—	—
Common stocks	4,158	—	—	$4,158
U.S. Government and Agency obligations	21,099,641	—	$21,099,641	—
Short-term investments	15,368	15,368	—	—
Total investments in securities	$306,026,704	$284,922,905	$21,099,641	$4,158

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
35	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2015 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$41,773,439	$41,773,439	—	—
Unaffiliated investment companies	46,110,565	46,110,565	—	—
Common stocks	1,069	—	—	$1,069
U.S. Government and Agency obligations	7,343,354	—	$7,343,354	—
Short-term investments	2,291	2,291	—	—
Total investments in securities	$95,230,718	$87,886,295	$7,343,354	$1,069

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$29,534,994	$29,534,994	—	—
Unaffiliated investment companies	36,280,406	36,280,406	—	—
Common stocks	572	—	—	$572
U.S. Government and Agency obligations	6,337,105	—	$6,337,105	—
Short-term investments	44,773	44,773	—	—
Total investments in securities	$72,197,850	$65,860,173	$6,337,105	$572
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	36

existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
2040 Lifetime Blend Portfolio	$4,453,263	$4,545,950
2035 Lifetime Blend Portfolio	10,288,250	10,502,125
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2025 were as follows:
Portfolio	Commitment fee
2065 Lifetime Blend Portfolio	$206
2060 Lifetime Blend Portfolio	671
2055 Lifetime Blend Portfolio	1,181
2050 Lifetime Blend Portfolio	1,517
2045 Lifetime Blend Portfolio	1,827
2040 Lifetime Blend Portfolio	2,102
2035 Lifetime Blend Portfolio	2,452
2030 Lifetime Blend Portfolio	2,442
2025 Lifetime Blend Portfolio	1,813
2020 Lifetime Blend Portfolio	826
2015 Lifetime Blend Portfolio	248
2010 Lifetime Blend Portfolio	187
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
37	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
2060 Lifetime Blend Portfolio	$315,972	$361,458
2055 Lifetime Blend Portfolio	1,743,117	1,346,599
2050 Lifetime Blend Portfolio	3,341,487	2,918,029
2045 Lifetime Blend Portfolio	2,648,796	2,767,333
2040 Lifetime Blend Portfolio	519,350	8,211,829
2035 Lifetime Blend Portfolio	—	15,620,774
2030 Lifetime Blend Portfolio	—	22,681,914
2025 Lifetime Blend Portfolio	—	21,655,505
2020 Lifetime Blend Portfolio	—	10,910,471
2015 Lifetime Blend Portfolio	—	2,911,737
2010 Lifetime Blend Portfolio	—	1,916,950
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2065 Lifetime Blend Portfolio	$85,610,344	$9,662,601	$(62,992)	$9,599,609
2060 Lifetime Blend Portfolio	236,829,804	38,622,013	(207,894)	38,414,119
2055 Lifetime Blend Portfolio	401,472,165	69,249,997	(386,037)	68,863,960
2050 Lifetime Blend Portfolio	514,431,183	90,585,788	(500,900)	90,084,888
2045 Lifetime Blend Portfolio	622,463,212	101,008,490	(1,686,107)	99,322,383
2040 Lifetime Blend Portfolio	729,857,140	105,902,688	(2,991,138)	102,911,550
2035 Lifetime Blend Portfolio	855,340,419	106,713,744	(4,427,440)	102,286,304
2030 Lifetime Blend Portfolio	854,941,385	88,442,093	(4,679,182)	83,762,911
2025 Lifetime Blend Portfolio	643,011,691	49,031,612	(2,957,308)	46,074,304
2020 Lifetime Blend Portfolio	290,839,748	16,506,567	(1,319,611)	15,186,956
2015 Lifetime Blend Portfolio	91,377,354	4,025,398	(172,034)	3,853,364
2010 Lifetime Blend Portfolio	70,613,377	1,630,675	(46,202)	1,584,473
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	38

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2065 Lifetime Blend Portfolio	$21,406	$160	$33,598	$137,576	$192,740
2060 Lifetime Blend Portfolio	89,319	2,308	111,407	243,315	446,349
2055 Lifetime Blend Portfolio	164,351	2,518	167,380	383,264	717,513
2050 Lifetime Blend Portfolio	226,423	3,077	215,531	455,557	900,588
2045 Lifetime Blend Portfolio	276,383	5,892	242,485	567,930	1,092,690
2040 Lifetime Blend Portfolio	298,110	1,672	335,981	691,008	1,326,771
2035 Lifetime Blend Portfolio	369,535	7,802	372,789	844,916	1,595,042
2030 Lifetime Blend Portfolio	420,916	10,713	424,703	770,113	1,626,445
2025 Lifetime Blend Portfolio	466,184	3,851	260,463	483,210	1,213,708
2020 Lifetime Blend Portfolio	261,177	2,506	120,154	204,700	588,537
2015 Lifetime Blend Portfolio	87,726	238	65,839	71,876	225,679
2010 Lifetime Blend Portfolio	50,331	137	41,394	98,487	190,349
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
39	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio	Net Annual Effective Rate
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.00%
2025 Lifetime Blend Portfolio	0.00%
2020 Lifetime Blend Portfolio	0.00%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2025:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$36
2060 Lifetime Blend Portfolio	674
2055 Lifetime Blend Portfolio	790
2050 Lifetime Blend Portfolio	989
2045 Lifetime Blend Portfolio	1,865
2040 Lifetime Blend Portfolio	498
Portfolio	Class R4
2035 Lifetime Blend Portfolio	$2,227
2030 Lifetime Blend Portfolio	2,973
2025 Lifetime Blend Portfolio	1,044
2020 Lifetime Blend Portfolio	638
2015 Lifetime Blend Portfolio	48
2010 Lifetime Blend Portfolio	25

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2025:
	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio
Total sales charges	$863	$2,859	$1,265	$11,822	$2,707	$922	$2,806	$794	$4,204
Retained for printing prospectus, advertising and sales literature	152	468	213	2,050	434	155	457	137	768
Sales commission to unrelated broker-dealers	711	2,391	1,052	9,772	2,273	767	2,349	657	3,436
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2055 Lifetime Blend Portfolio	$6
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	40

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2065 Lifetime Blend Portfolio	Class A	$14,467	$5,419
	Class R4	91	2
	Class R6	—	312
	Class 1	15,515	—
	Total	$30,073	$5,733
2060 Lifetime Blend Portfolio	Class A	$78,006	$29,222
	Class R4	2,371	27
	Class R6	—	1,287
	Class 1	35,444	—
	Total	$115,821	$30,536
2055 Lifetime Blend Portfolio	Class A	$154,258	$57,794
	Class R4	2,778	31
	Class R6	—	2,071
	Class 1	60,021	—
	Total	$217,057	$59,896
2050 Lifetime Blend Portfolio	Class A	$217,785	$81,604
	Class R4	3,487	39
	Class R6	—	2,735
	Class 1	73,057	—
	Total	$294,329	$84,378
2045 Lifetime Blend Portfolio	Class A	$261,975	$98,156
	Class R4	6,558	73
	Class R6	—	3,025
	Class 1	89,799	—
	Total	$358,332	$101,254
2040 Lifetime Blend Portfolio	Class A	$265,354	$99,424
	Class R4	1,755	20
	Class R6	—	3,923
	Class 1	102,607	—
	Total	$369,716	$103,367
2035 Lifetime Blend Portfolio	Class A	$315,439	$118,193
	Class R4	7,808	87
	Class R6	—	4,170
	Class 1	120,465	—
	Total	$443,712	$122,450
2030 Lifetime Blend Portfolio	Class A	$349,180	$130,830
	Class R4	10,286	116
	Class R6	—	4,623
	Class 1	106,745	—
	Total	$466,211	$135,569
2025 Lifetime Blend Portfolio	Class A	$378,016	$141,651
	Class R4	3,671	41
	Class R6	—	2,749
	Class 1	65,490	—
	Total	$447,177	$144,441
2020 Lifetime Blend Portfolio	Class A	$199,044	$74,592
	Class R4	2,223	25
	Class R6	—	1,197
	Class 1	26,110	—
41	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$227,377	$75,814
2015 Lifetime Blend Portfolio	Class A	$52,718	$19,756
	Class R4	167	2
	Class R6	—	521
	Class 1	7,221	—
	Total	$60,106	$20,279
2010 Lifetime Blend Portfolio	Class A	$27,238	$10,207
	Class R4	60	1
	Class R6	—	298
	Class 1	8,942	—
	Total	$36,240	$10,506
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
2065 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	357,310	$5,241,486	532,482	$6,996,199
Distributions reinvested	22,760	322,057	5,821	73,989
Repurchased	(187,458)	(2,747,000)	(211,040)	(2,766,669)
Net increase	192,612	$2,816,543	327,263	$4,303,519
Class R4 shares[1]
Sold	—	—	2,639	$31,129
Repurchased	—	—	(36,826)	(427,263)
Net decrease	—	—	(34,187)	$(396,134)
Class R6 shares
Sold	501,640	$7,355,750	477,454	$6,068,262
Distributions reinvested	40,369	570,010	10,977	139,185
Repurchased	(162,593)	(2,345,460)	(84,005)	(1,091,196)
Net increase	379,416	$5,580,300	404,426	$5,116,251
Class 1 shares
Sold	815,736	$11,904,619	1,608,523	$20,618,556
Distributions reinvested	159,335	2,251,407	64,059	812,912
Repurchased	(147,739)	(2,141,233)	(683,678)	(8,826,644)
Net increase	827,332	$12,014,793	988,904	$12,604,824
Total net increase	1,399,360	$20,411,636	1,686,406	$21,628,460

[1]	There were no share transactions for Class R4 for the six months ended February 28, 2025.

2060 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,379,491	$22,505,434	2,374,305	$34,374,631
Distributions reinvested	45,148	721,461	37,274	525,187
Repurchased	(781,948)	(12,744,725)	(1,294,934)	(18,827,963)
Net increase	642,691	$10,482,170	1,116,645	$16,071,855
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	42

2060 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	13,265	$216,222	38,279	$545,244
Distributions reinvested	1,253	20,013	1,310	18,443
Repurchased	(15,830)	(255,655)	(182,363)	(2,367,047)
Net decrease	(1,312)	$(19,420)	(142,774)	$(1,803,360)
Class R6 shares
Sold	584,378	$9,519,456	1,891,642	$26,774,899
Distributions reinvested	68,756	1,097,349	65,693	924,296
Repurchased	(365,793)	(5,981,754)	(510,754)	(7,396,604)
Net increase	287,341	$4,635,051	1,446,581	$20,302,591
Class 1 shares
Sold	831,093	$13,596,590	1,668,658	$23,644,606
Distributions reinvested	152,190	2,428,948	164,599	2,315,913
Repurchased	(306,740)	(4,988,836)	(1,429,612)	(20,376,791)
Net increase	676,543	$11,036,702	403,645	$5,583,728
Total net increase	1,605,263	$26,134,503	2,824,097	$40,154,814

2055 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,391,296	$35,723,617	4,587,250	$60,596,490
Distributions reinvested	98,423	1,438,947	85,762	1,105,474
Repurchased	(1,245,206)	(18,595,986)	(2,442,587)	(32,460,606)
Net increase	1,244,513	$18,566,578	2,230,425	$29,241,358
Class R4 shares
Sold	13,756	$204,822	35,002	$454,008
Distributions reinvested	1,561	22,761	2,002	25,746
Repurchased	(25,406)	(380,319)	(387,009)	(4,574,471)
Net decrease	(10,089)	$(152,736)	(350,005)	$(4,094,717)
Class R6 shares
Sold	745,751	$11,093,253	3,430,724	$43,956,068
Distributions reinvested	124,895	1,819,724	122,046	1,568,285
Repurchased	(719,980)	(10,617,127)	(870,500)	(11,457,460)
Net increase	150,666	$2,295,850	2,682,270	$34,066,893
Class 1 shares
Sold	960,924	$14,381,221	2,649,858	$34,130,512
Distributions reinvested	282,344	4,119,401	320,651	4,123,567
Repurchased	(491,635)	(7,305,291)	(2,690,348)	(35,171,824)
Net increase	751,633	$11,195,331	280,161	$3,082,255
Total net increase	2,136,723	$31,905,023	4,842,851	$62,295,789

2050 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,840,178	$42,806,252	6,147,416	$82,192,037
Distributions reinvested	136,704	2,020,483	125,294	1,633,840
Repurchased	(1,857,155)	(27,915,106)	(3,220,632)	(43,384,843)
Net increase	1,119,727	$16,911,629	3,052,078	$40,441,034
43	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2050 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	12,884	$194,362	43,853	$569,907
Distributions reinvested	2,086	30,791	2,178	28,364
Repurchased	(18,644)	(274,490)	(538,185)	(6,415,534)
Net decrease	(3,674)	$(49,337)	(492,154)	$(5,817,263)
Class R6 shares
Sold	966,273	$14,603,044	4,044,564	$52,166,105
Distributions reinvested	162,998	2,402,591	164,914	2,143,884
Repurchased	(769,704)	(11,549,904)	(1,048,324)	(13,965,620)
Net increase	359,567	$5,455,731	3,161,154	$40,344,369
Class 1 shares
Sold	1,700,555	$25,647,796	2,782,022	$36,134,167
Distributions reinvested	338,445	4,992,060	394,645	5,134,331
Repurchased	(638,493)	(9,648,641)	(3,654,850)	(48,625,180)
Net increase (decrease)	1,400,507	$20,991,215	(478,183)	$(7,356,682)
Total net increase	2,876,127	$43,309,238	5,242,895	$67,611,458

2045 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,700,681	$54,011,025	6,876,652	$89,777,091
Distributions reinvested	183,595	2,623,567	160,631	2,043,221
Repurchased	(2,174,737)	(31,698,250)	(3,705,672)	(48,454,661)
Net increase	1,709,539	$24,936,342	3,331,611	$43,365,651
Class R4 shares
Sold	14,669	$213,887	54,481	$674,584
Distributions reinvested	4,174	59,438	4,706	59,673
Repurchased	(20,082)	(290,840)	(449,124)	(5,216,880)
Net decrease	(1,239)	$(17,515)	(389,937)	$(4,482,623)
Class R6 shares
Sold	1,072,301	$15,659,150	4,439,621	$55,946,978
Distributions reinvested	195,725	2,792,991	207,507	2,635,338
Repurchased	(948,170)	(13,753,582)	(1,542,531)	(19,904,650)
Net increase	319,856	$4,698,559	3,104,597	$38,677,666
Class 1 shares
Sold	1,684,991	$24,691,731	3,425,753	$43,568,315
Distributions reinvested	457,399	6,522,515	528,249	6,708,768
Repurchased	(1,130,282)	(16,404,437)	(4,921,080)	(63,368,490)
Net increase (decrease)	1,012,108	$14,809,809	(967,078)	$(13,091,407)
Total net increase	3,040,264	$44,427,195	5,079,193	$64,469,287

2040 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,948,794	$55,684,081	7,074,883	$89,681,532
Distributions reinvested	224,834	3,089,214	172,835	2,150,073
Repurchased	(2,122,946)	(29,873,260)	(3,747,086)	(47,644,723)
Net increase	2,050,682	$28,900,035	3,500,632	$44,186,882
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	44

2040 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	6,178	$87,078	21,471	$259,976
Distributions reinvested	1,405	19,284	1,293	16,055
Repurchased	(11,547)	(156,678)	(586,627)	(6,685,344)
Net decrease	(3,964)	$(50,316)	(563,863)	$(6,409,313)
Class R6 shares
Sold	1,182,685	$16,673,379	7,052,739	$86,683,471
Distributions reinvested	295,231	4,050,564	253,712	3,148,562
Repurchased	(1,259,254)	(17,693,636)	(2,300,397)	(28,984,825)
Net increase	218,662	$3,030,307	5,006,054	$60,847,208
Class 1 shares
Sold	2,082,007	$29,372,416	3,612,103	$44,660,248
Distributions reinvested	613,664	8,419,465	630,003	7,818,338
Repurchased	(901,536)	(12,714,322)	(4,161,388)	(52,283,372)
Net increase	1,794,135	$25,077,559	80,718	$195,214
Total net increase	4,059,515	$56,957,585	8,023,541	$98,819,991

2035 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,727,518	$62,964,031	8,137,304	$98,468,520
Distributions reinvested	317,160	4,110,396	233,768	2,792,800
Repurchased	(1,934,973)	(25,797,281)	(3,827,457)	(46,401,776)
Net increase	3,109,705	$41,277,146	4,543,615	$54,859,544
Class R4 shares
Sold	18,841	$251,251	64,063	$762,180
Distributions reinvested	7,077	91,652	7,206	86,043
Repurchased	(50,993)	(677,009)	(716,804)	(7,879,449)
Net decrease	(25,075)	$(334,106)	(645,535)	$(7,031,226)
Class R6 shares
Sold	1,361,823	$18,150,719	6,851,316	$81,199,855
Distributions reinvested	376,230	4,868,412	347,482	4,141,980
Repurchased	(1,345,072)	(17,766,165)	(2,892,987)	(35,172,245)
Net increase	392,981	$5,252,966	4,305,811	$50,169,590
Class 1 shares
Sold	1,669,876	$22,283,392	4,931,306	$58,834,655
Distributions reinvested	842,328	10,908,152	864,347	10,311,659
Repurchased	(2,039,474)	(27,114,109)	(5,515,887)	(66,770,277)
Net increase	472,730	$6,077,435	279,766	$2,376,037
Total net increase	3,950,341	$52,273,441	8,483,657	$100,373,945

2030 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,298,432	$78,943,552	9,831,067	$113,740,760
Distributions reinvested	435,948	5,305,485	291,358	3,327,473
Repurchased	(2,664,127)	(33,330,121)	(4,409,530)	(50,703,432)
Net increase	4,070,253	$50,918,916	5,712,895	$66,364,801
45	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2030 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	16,487	$206,694	85,661	$963,648
Distributions reinvested	11,436	138,943	12,529	142,833
Repurchased	(60,746)	(753,454)	(704,700)	(7,508,007)
Net decrease	(32,823)	$(407,817)	(606,510)	$(6,401,526)
Class R6 shares
Sold	1,458,707	$18,341,905	8,100,468	$91,748,816
Distributions reinvested	505,206	6,138,256	423,061	4,822,900
Repurchased	(1,636,058)	(20,338,012)	(3,844,651)	(44,345,727)
Net increase	327,855	$4,142,149	4,678,878	$52,225,989
Class 1 shares
Sold	1,761,452	$22,181,097	4,130,160	$46,317,884
Distributions reinvested	901,406	10,952,085	930,171	10,594,643
Repurchased	(2,482,070)	(30,991,302)	(6,108,597)	(70,698,301)
Net increase (decrease)	180,788	$2,141,880	(1,048,266)	$(13,785,774)
Total net increase	4,546,073	$56,795,128	8,736,997	$98,403,490

2025 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,042,184	$82,425,106	10,644,019	$116,486,043
Distributions reinvested	580,636	6,601,834	399,793	4,349,749
Repurchased	(3,241,116)	(38,030,931)	(5,180,144)	(56,720,818)
Net increase	4,381,704	$50,996,009	5,863,668	$64,114,974
Class R4 shares
Sold	11,862	$139,811	46,240	$493,371
Distributions reinvested	4,903	55,654	5,850	63,530
Repurchased	(26,340)	(308,653)	(452,287)	(4,640,695)
Net decrease	(9,575)	$(113,188)	(400,197)	$(4,083,794)
Class R6 shares
Sold	1,173,302	$13,716,461	5,287,218	$57,174,247
Distributions reinvested	354,046	4,018,418	343,573	3,731,202
Repurchased	(1,905,797)	(22,309,289)	(4,051,645)	(44,195,073)
Net increase (decrease)	(378,449)	$(4,574,410)	1,579,146	$16,710,376
Class 1 shares
Sold	1,052,534	$12,419,913	2,731,442	$29,146,278
Distributions reinvested	679,333	7,703,633	753,817	8,178,918
Repurchased	(2,448,789)	(28,471,013)	(7,021,406)	(76,912,126)
Net decrease	(716,922)	$(8,347,467)	(3,536,147)	$(39,586,930)
Total net increase	3,276,758	$37,960,944	3,506,470	$37,154,626

2020 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,787,313	$31,011,323	4,766,078	$50,070,365
Distributions reinvested	351,291	3,783,401	266,128	2,767,734
Repurchased	(1,108,411)	(12,326,601)	(3,002,237)	(31,031,571)
Net increase	2,030,193	$22,468,123	2,029,969	$21,806,528
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	46

2020 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	5,637	$62,669	17,653	$180,711
Distributions reinvested	3,486	37,478	4,646	48,230
Repurchased	(7,388)	(80,838)	(247,885)	(2,467,819)
Net increase (decrease)	1,735	$19,309	(225,586)	$(2,238,878)
Class R6 shares
Sold	836,301	$9,363,766	2,158,364	$22,350,386
Distributions reinvested	175,636	1,889,848	162,663	1,690,073
Repurchased	(877,834)	(9,833,392)	(2,077,255)	(21,621,442)
Net increase	134,103	$1,420,222	243,772	$2,419,017
Class 1 shares
Sold	414,086	$4,610,582	1,318,973	$13,623,919
Distributions reinvested	303,021	3,257,478	349,503	3,627,841
Repurchased	(1,748,204)	(19,237,227)	(3,754,558)	(39,413,790)
Net decrease	(1,031,097)	$(11,369,167)	(2,086,082)	$(22,162,030)
Total net increase (decrease)	1,134,934	$12,538,487	(37,927)	$(175,363)

2015 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	614,117	$6,533,795	1,156,388	$11,522,120
Distributions reinvested	103,654	1,065,559	77,482	774,011
Repurchased	(278,958)	(2,950,097)	(714,006)	(7,201,187)
Net increase	438,813	$4,649,257	519,864	$5,094,944
Class R4 shares
Sold	1,402	$14,883	2,841	$28,182
Distributions reinvested	293	3,008	356	3,550
Repurchased	(711)	(7,526)	(48,240)	(458,589)
Net increase (decrease)	984	$10,365	(45,043)	$(426,857)
Class R6 shares
Sold	601,206	$6,434,186	1,241,503	$12,422,238
Distributions reinvested	89,420	917,453	69,897	696,871
Repurchased	(370,609)	(3,905,920)	(834,048)	(8,265,436)
Net increase	320,017	$3,445,719	477,352	$4,853,673
Class 1 shares
Sold	363,714	$3,883,065	563,648	$5,582,723
Distributions reinvested	90,709	930,676	106,519	1,061,995
Repurchased	(521,484)	(5,565,330)	(1,324,198)	(13,393,354)
Net decrease	(67,061)	$(751,589)	(654,031)	$(6,748,636)
Total net increase	692,753	$7,353,752	298,142	$2,773,124

2010 Lifetime Blend Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	529,218	$5,443,338	792,646	$7,669,202
Distributions reinvested	61,302	609,344	35,240	342,535
Repurchased	(135,328)	(1,379,817)	(329,233)	(3,158,144)
Net increase	455,192	$4,672,865	498,653	$4,853,593
47	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2010 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	14	$148	50	$503
Distributions reinvested	5	47	160	1,557
Repurchased	—	—	(7,191)	(69,684)
Net increase (decrease)	19	$195	(6,981)	$(67,624)
Class R6 shares
Sold	375,224	$3,871,674	992,642	$9,657,543
Distributions reinvested	52,417	519,979	35,647	346,128
Repurchased	(247,461)	(2,530,643)	(794,666)	(7,786,344)
Net increase	180,180	$1,861,010	233,623	$2,217,327
Class 1 shares
Sold	474,263	$4,870,752	774,002	$7,517,287
Distributions reinvested	120,315	1,192,319	122,945	1,192,562
Repurchased	(633,474)	(6,512,844)	(1,347,447)	(13,057,226)
Net decrease	(38,896)	$(449,773)	(450,500)	$(4,347,377)
Total net increase	596,495	$6,084,297	274,795	$2,655,919
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2065 Lifetime Blend Portfolio	R4	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	R6	1%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	97%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2065 Lifetime Blend Portfolio	$116,229	$25,470,736	$143,627	$6,055,010
2060 Lifetime Blend Portfolio	381,185	42,905,947	538,216	14,810,078
2055 Lifetime Blend Portfolio	672,840	63,052,174	982,481	27,755,938
2050 Lifetime Blend Portfolio	867,957	81,516,807	1,263,597	34,221,371
2045 Lifetime Blend Portfolio	1,717,635	95,488,128	2,555,481	46,182,279
2040 Lifetime Blend Portfolio	2,551,975	104,582,714	4,065,251	44,477,694
2035 Lifetime Blend Portfolio	3,744,720	111,374,187	5,972,969	56,702,925
2030 Lifetime Blend Portfolio	8,379,224	115,561,070	8,705,369	60,890,619
2025 Lifetime Blend Portfolio	7,767,463	81,217,911	7,961,036	47,327,765
2020 Lifetime Blend Portfolio	4,434,370	41,706,825	4,150,876	32,068,099
2015 Lifetime Blend Portfolio	1,632,544	15,764,003	1,397,315	9,681,716
2010 Lifetime Blend Portfolio	1,568,510	14,866,649	1,200,882	10,088,384
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	48

Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2025, the portfolios did not hold 5% or more of the net assets of any affiliated underlying funds.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
Bond	165,585	$1,047,327	$1,590,584	$(358,440)	$(8,372)	$(15,833)	$44,961	—	$2,255,266
Emerging Markets Debt	71,106	424,769	258,094	(125,898)	(447)	5,218	15,907	—	561,736
High Yield	138,926	308,923	183,459	(65,600)	(262)	(17)	11,987	—	426,503
International Strategic Equity Allocation	2,090,332	16,943,555	5,034,919	(186,292)	11,338	(419,424)	536,447	—	21,384,096
John Hancock Collateral Trust*	302	659,418	7,095,553	(7,753,179)	1,206	20	2,050	—	3,018
U.S. Sector Rotation	2,697,837	24,404,953	8,619,823	(421,467)	82,820	551,224	289,550	$606,033	33,237,353
					$86,283	$121,188	$900,902	$606,033	$57,867,972
2060 Lifetime Blend Portfolio
Bond	469,578	$3,319,143	$3,882,299	$(740,154)	$(12,753)	$(52,877)	$129,612	—	$6,395,658
Emerging Markets Debt	201,647	1,346,161	467,436	(235,918)	1,934	13,401	46,282	—	1,593,014
High Yield	393,978	979,026	360,066	(129,542)	7	(46)	34,770	—	1,209,511
International Strategic Equity Allocation	6,043,417	55,249,865	8,671,747	(827,274)	44,687	(1,314,867)	1,608,028	—	61,824,158
John Hancock Collateral Trust*	196	2,342,976	11,539,313	(13,882,329)	1,742	256	2,861	—	1,958
U.S. Sector Rotation	7,765,842	79,580,130	14,917,114	(860,369)	168,010	1,870,287	839,074	$1,756,194	95,675,172
					$203,627	$516,154	$2,660,627	$1,756,194	$166,699,471
2055 Lifetime Blend Portfolio
Bond	828,662	$5,843,451	$6,247,413	$(699,860)	$(29,178)	$(75,443)	$221,144	—	$11,286,383
Emerging Markets Debt	354,469	2,369,957	649,985	(246,669)	(2,715)	29,748	79,233	—	2,800,306
High Yield	687,465	1,723,605	516,382	(129,617)	(1,135)	1,282	59,517	—	2,110,517
International Strategic Equity Allocation	10,404,945	97,323,987	12,859,459	(1,497,105)	94,151	(2,337,908)	2,784,148	—	106,442,584
John Hancock Collateral Trust*	160	3,721,413	42,610,212	(46,331,933)	1,584	327	3,506	—	1,603
U.S. Sector Rotation	13,231,911	140,103,220	21,360,585	(2,058,617)	410,628	3,201,332	1,443,806	$3,021,907	163,017,148
					$473,335	$819,338	$4,591,354	$3,021,907	$285,658,541
2050 Lifetime Blend Portfolio
Bond	1,068,564	$7,475,156	$8,048,761	$(829,835)	$(28,964)	$(111,275)	$285,791	—	$14,553,843
Emerging Markets Debt	455,337	3,031,735	1,021,688	(490,535)	(2,949)	37,222	101,947	—	3,597,161
49	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	884,822	$2,204,898	$769,750	$(258,180)	$(1,762)	$1,698	$76,655	—	$2,716,404
International Strategic Equity Allocation	13,334,771	124,628,701	16,207,015	(1,448,287)	82,824	(3,055,547)	3,599,089	—	136,414,706
John Hancock Collateral Trust*	377	5,147,854	13,232,875	(18,378,610)	1,192	456	3,942	—	3,767
U.S. Sector Rotation	17,045,449	179,225,702	28,011,609	(1,935,130)	377,887	4,319,858	1,844,427	$3,860,415	209,999,926
					$428,228	$1,192,412	$5,911,851	$3,860,415	$367,285,807
2045 Lifetime Blend Portfolio
Bond	1,561,678	$13,577,087	$8,581,155	$(752,855)	$(2,373)	$(132,957)	$408,598	—	$21,270,057
Emerging Markets Debt	1,080,116	6,938,391	2,048,873	(537,721)	(3,988)	87,362	233,160	—	8,532,917
High Yield	2,098,863	5,046,103	1,732,548	(337,638)	(1,830)	4,328	175,420	—	6,443,511
International Strategic Equity Allocation	14,898,599	144,510,477	13,914,506	(2,383,149)	142,643	(3,771,811)	4,110,247	—	152,412,666
John Hancock Collateral Trust*	209	6,279,143	66,056,889	(72,335,707)	1,226	536	6,930	—	2,087
U.S. Sector Rotation	19,170,142	208,458,779	25,294,206	(3,013,107)	583,413	4,852,858	2,118,250	$4,433,529	236,176,149
					$719,091	$1,040,316	$7,052,605	$4,433,529	$424,837,387
2040 Lifetime Blend Portfolio
Bond	3,567,699	$36,016,169	$13,562,389	$(668,476)	$1,825	$(319,851)	$968,906	—	$48,592,056
Emerging Markets Debt	2,137,006	15,045,780	2,373,362	(703,134)	(4,782)	171,119	487,799	—	16,882,345
High Yield	4,144,552	10,722,499	2,316,967	(318,493)	(2,323)	5,126	362,520	—	12,723,776
International Strategic Equity Allocation	15,305,232	148,293,333	13,648,072	(1,848,184)	125,631	(3,646,324)	4,174,478	—	156,572,528
John Hancock Collateral Trust*	455,402	295,193	109,002,447	(104,743,377)	1,051	386	9,507	—	4,555,700
U.S. Sector Rotation	19,249,629	209,090,877	26,342,108	(3,818,661)	765,374	4,775,733	2,100,073	$4,395,485	237,155,431
					$886,776	$986,189	$8,103,283	$4,395,485	$476,481,836
2035 Lifetime Blend Portfolio
Bond	6,510,481	$70,887,044	$19,590,493	$(1,181,369)	$2,292	$(625,711)	$1,818,233	—	$88,672,749
Emerging Markets Debt	3,645,257	26,705,307	2,937,793	(1,131,002)	(5,047)	290,481	851,674	—	28,797,532
High Yield	7,069,686	19,011,912	3,097,526	(410,622)	(3,459)	8,580	631,838	—	21,703,937
International Strategic Equity Allocation	15,283,201	153,802,396	9,827,036	(3,463,963)	175,567	(3,993,893)	4,304,696	—	156,347,143
John Hancock Collateral Trust*	1,050,218	4,895,571	102,119,360	(96,512,404)	1,868	1,668	15,826	—	10,506,063
U.S. Sector Rotation	19,839,198	222,007,740	23,695,697	(7,320,399)	1,456,571	4,579,306	2,190,203	$4,584,128	244,418,915
					$1,627,792	$260,431	$9,812,470	$4,584,128	$550,446,339
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	50

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2030 Lifetime Blend Portfolio
Bond	7,160,409	$87,022,764	$15,135,150	$(3,659,981)	$(140,801)	$(832,366)	$2,146,557	—	$97,524,766
Emerging Markets Debt	4,987,376	34,485,706	6,651,644	(2,162,380)	32,879	392,421	1,113,943	—	39,400,270
High Yield	8,675,711	23,633,112	3,579,343	(580,114)	(6,442)	8,535	784,586	—	26,634,434
International Strategic Equity Allocation	12,653,251	130,681,688	7,284,881	(5,255,197)	310,333	(3,578,948)	3,635,314	—	129,442,757
John Hancock Collateral Trust*	132	2,994,442	144,177,322	(147,170,232)	(320)	105	10,759	—	1,317
U.S. Sector Rotation	17,556,534	197,121,782	20,295,492	(6,378,297)	1,241,626	4,015,891	1,954,951	$4,091,743	216,296,494
					$1,437,275	$5,638	$9,646,110	$4,091,743	$509,300,038
2025 Lifetime Blend Portfolio
Bond	6,979,755	$86,113,142	$12,519,614	$(2,713,356)	$(61,202)	$(793,938)	$2,068,548	—	$95,064,260
Emerging Markets Debt	4,551,749	33,450,225	5,003,889	(2,888,629)	58,688	334,642	1,045,879	—	35,958,815
High Yield	7,917,923	22,614,586	2,406,081	(716,572)	(4,656)	8,585	731,146	—	24,308,024
International Strategic Equity Allocation	7,056,257	75,885,038	3,459,017	(5,200,299)	204,409	(2,162,655)	2,045,326	—	72,185,510
John Hancock Collateral Trust*	330	2,809,457	137,362,721	(140,172,118)	3,381	(142)	12,381	—	3,299
U.S. Sector Rotation	9,975,966	113,175,643	12,495,230	(5,854,268)	1,115,581	1,971,718	1,097,402	$2,296,879	122,903,904
					$1,316,201	$(641,790)	$7,000,682	$2,296,879	$350,423,812
2020 Lifetime Blend Portfolio
Bond	3,325,998	$43,225,903	$5,584,719	$(2,987,020)	$(91,175)	$(432,339)	$1,040,041	—	$45,300,088
Emerging Markets Debt	2,129,281	16,268,146	2,072,362	(1,701,193)	38,629	143,378	512,043	—	16,821,322
High Yield	3,718,009	11,022,766	1,042,489	(648,385)	(2,422)	(160)	358,477	—	11,414,288
International Strategic Equity Allocation	2,050,473	22,790,792	1,688,011	(2,927,763)	127,058	(701,759)	612,019	—	20,976,339
John Hancock Collateral Trust*	1,536	8,633,891	48,673,168	(57,293,220)	692	837	3,582	—	15,368
U.S. Sector Rotation	3,836,839	42,174,633	6,921,916	(2,998,087)	586,287	585,109	413,412	$865,278	47,269,858
					$659,069	$(404,934)	$2,939,574	$865,278	$141,797,263
2015 Lifetime Blend Portfolio
Bond	1,129,811	$14,028,282	$2,720,446	$(1,204,147)	$(26,841)	$(129,714)	$340,084	—	$15,388,026
Emerging Markets Debt	712,447	5,199,636	961,887	(590,828)	11,689	45,947	164,204	—	5,628,331
High Yield	1,241,440	3,521,442	551,969	(261,285)	(1,588)	683	114,875	—	3,811,221
International Strategic Equity Allocation	489,131	5,263,104	560,275	(691,897)	69,926	(197,600)	138,910	—	5,003,808
51	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	229	$4,220,976	$12,908,239	$(17,127,924)	$591	$409	$2,023	—	$2,291
U.S. Sector Rotation	969,323	11,427,275	1,597,034	(1,378,873)	266,177	30,440	115,633	$242,022	11,942,053
					$319,954	$(249,835)	$875,729	$242,022	$41,775,730
2010 Lifetime Blend Portfolio
Bond	890,758	$11,370,993	$2,438,233	$(1,528,554)	$(39,210)	$(109,341)	$276,024	—	$12,132,121
Emerging Markets Debt	561,347	4,135,944	971,556	(719,859)	5,472	41,526	131,781	—	4,434,639
High Yield	981,860	2,807,874	646,096	(439,006)	(1,312)	658	92,457	—	3,014,310
International Strategic Equity Allocation	279,966	3,026,286	411,478	(494,405)	60,641	(139,949)	78,520	—	2,864,051
John Hancock Collateral Trust*	4,476	39,490	17,878,788	(17,873,665)	157	3	2,627	—	44,773
U.S. Sector Rotation	575,477	6,639,493	1,322,388	(1,066,226)	234,669	(40,451)	66,156	$138,466	7,089,873
					$260,417	$(247,554)	$647,565	$138,466	$29,579,767

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each portfolio’s financial position or the results of its operations. The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	52

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278732	RL2SA 2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 9, 2025